UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-2444



                         The Bond Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)


       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: December 31, 2004

                     Date of reporting period: June 30, 2004




                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                              Michael Glazer, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

The Bond Fund of America

[front cover - photo of a stack of papers on a desk near a gentleman's hand with a pen writing on paper]

Semi-annual report for the six months ended June 30, 2004

The Bond Fund of AmericaSM seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2004:


CLASS A SHARES                              1 YEAR      5 YEARS      10 YEARS

reflecting 3.75% maximum sales charge       -0.37%      +5.80%        +6.86%


The fund's 30-day yield for Class A shares as of July 31, 2004, reflecting the 3.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 4.00%.

Results for other share classes can be found on page 64. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or other entity. Investing outside the United States is subject to additional risks, such as currency fluctuations and differing securities regulations, which are detailed in the fund's prospectus.

[photo:  corner view of U.S. currency]

[photo: a gentleman's hands, one on a calculator, the other holding a pen, with an open daily planner on a desk]

FELLOW SHAREHOLDERS:

During the first half of 2004, the U.S. bond market rallied, then retreated later in the period as the employment picture improved and investors anticipated a new era of rising interest rates.

For the six months ended June 30, 2004, The Bond Fund of America recorded a total return of +0.3%. This was in line with the +0.2% return of the unmanaged Lehman Brothers Aggregate Bond Index, a benchmark for the fund and the broader bond market. In comparison, Lipper reported that the 211 corporate A-rated debt funds it monitors posted an average return of -0.2% for the period. Results for longer time periods are shown below.

Despite the weaker bond market, the fund continued to deliver a steady stream of income for its shareholders. During the six-month period, shareholders received dividends totaling 30 cents a share. This represents an income return of 2.3% (4.6% annualized). Over the same time period, the net asset value of fund shares declined 2.0%.

RESULTS AT A GLANCE
 (assuming distributions reinvested or interest compounded)

                                                                   AVERAGE ANNUAL TOTAL RETURNS
                                                                (for periods ended June 30, 2004)

                                                     1 year        5 years        10 years        Lifetime*

The Bond Fund of America                              3.5%           6.6%            7.3%           9.5%
Lehman Brothers Aggregate Bond Index (1)              0.3%           6.9%            7.4%           9.0%
Lipper Corporate A-Rated Debt Funds Average (2)       0.0%           6.1%            6.7%           8.9%

*Since May 28, 1974

(1) The Lehman Brothers Aggregate Bond Index began on January 1, 1976. From May 31, 1974, through December 31, 1975, the Lehman Brothers Government/Corporate Bond Index was used. The indexes serve as proxies for the broad U.S. investment-grade bond market and are unmanaged.
(2) Source: Lipper. Lipper averages do not include the effects of sales charges.

BONDS AND THE ECONOMY

On June 30, the final day of this reporting period, the Federal Reserve Board raised the federal funds rate a quarter point to 1.25%. It was the first rate hike in four years and a likely harbinger of generally higher rates for investors. How much higher and how soon rates rise remain a matter of much debate among market professionals.

Early in the year, doubts about the sustainability of economic growth led to lower yields and higher bond prices. (The price of a bond rises as yields decline.) By mid-March, yields on the bellwether 10-year Treasury reached 3.68%, a level close to the 45-year low last seen in June 2003. Shortly thereafter, however, this trend reversed and yields climbed by more than a percentage point as evidence of solid job growth and a strengthening economy increased the likelihood of a continuing string of rate hikes by the Federal Reserve. The 10-year Treasury ended the reporting period at a yield of 4.58%.

For more than a year, the Federal Reserve has kept short-term rates at historic lows in an attempt to stimulate sustainable economic growth. Going forward, the size and timing of rate increases will likely depend on the rate of economic growth and the pace of inflation as the economy expands.

RESPONDING TO RISING RATES

The Bond Fund of America has two primary objectives: high current income and preservation of capital. The latter is a paramount consideration for the fund's portfolio counselors during this cycle of rising rates and has prompted a more defensive investment posture on our part.

Rising interest rates affect the value of all bonds to varying degrees. Bonds with short maturities, for example, tend to hold more of their value when rates are rising than do long-term bonds. During the reporting period, the fund's portfolio counselors reduced the average maturity of portfolio holdings to 5.77 years at June 30 from 6.03 years at the start.

Overall, the mix of the types of securities held in the portfolio (see pie chart on page 4 for details) changed little from our previous report. Rather than shifting assets among sectors, counselors looked for investment opportunities in all sectors of the bond market, guided by the highest convictions of the fund's research analysts. Our analysts identified several attractive opportunities, including select bonds issued by automobile finance companies, some insurance bonds and certain types of mortgage-secured debt. Each security that goes into the portfolio is carefully evaluated not just for the income it provides, but also for its ability to retain value under rising rate conditions.

[photo:  corner view of U.S. currency]

OUR FOCUS ON LONG-TERM VALUE

Additional interest rate increases in the months ahead could weigh further on the fund's share price. Nonetheless, higher yields from new securities added to the portfolio should help to buffer somewhat the decline in value and could lead to higher income returns over time.

As always, we take a long-term view on every bond that goes into the fund's portfolio. We encourage all shareholders to develop a similar long-term perspective and not lose sight of their investment goals or the role that The Bond Fund of America plays in helping to reach those goals.

We appreciate your continued confidence and support.

Cordially,

/s/ Paul G. Haaga, Jr.              /s/ Abner D. Goldstine
Paul G. Haaga, Jr.                  Abner D. Goldstine
Chairman of the Board               President

August 9, 2004

For current information about the fund, visit americanfunds.com.


INVESTMENT PORTFOLIO, June 30, 2004                                  unaudited

[begin pie chart]

Corporate bonds                                              51.7 %
U.S. Treasury notes & bonds                                  12.3
Cash & equivalents                                            3.6
Federal agency mortgage pass-through securities               7.9
Asset-backed securities                                       6.6
Governments & governmental bodies (Non-U.S.)                  5.5
Commercial & other mortgage-backed securities                 8.5
Federal agency notes & bonds                                  1.8
Municipal obligations                                         1.7
Equity-related securities                                     0.4

[end pie chart]


                                                                                  Principal amount         Market
                                                                                   (000) or shares       value (000)
BONDS, NOTES & PREFERRED STOCKS - 96.01%

COMMERCIAL BANKS  -  8.29%
HSBC Capital Funding LP: (1)
 8.03% noncumulative preferred (undated)                                           Euro     20,000           29,337
 Series 1, 9.547% noncumulative step-up perpetual preferred preferred (undated)(2)     $    78,000           95,315
 Series 2, 10.176% noncumulative step-up perpetual preferred (undated)(2)                   32,000           44,690
Household Finance Corp.:
 5.75% 2007                                                                                 10,000           10,511
 7.875% 2007                                                                                32,000           35,377
 4.125% 2008                                                                                 1,000              987
 6.40% 2008                                                                                 10,000           10,767
 4.75% 2009                                                                                 20,000           20,132
 6.375% 2011                                                                                10,250           10,957
 6.75% 2011                                                                                 31,500           34,471
 6.375% 2012                                                                                 4,250            4,513
 7.00% 2012                                                                                 10,000           11,063
Midland Bank 2.125% Eurodollar note (undated) (1)                                           15,000           12,712
HSBC Holdings PLC 5.25% 2012                                                                10,000            9,950
HSBC Bank USA 4.625% 2014 (2)                                                                4,000            3,731
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated) (1)(2)           71,025           80,410
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated)(1)(2)      57,000           62,700
Mizuho Financial Group (Cayman) Ltd.:
 4.75% 2014 (1)                                                                    Euro      7,475            9,135
 5.79% 2014 (2)                                                                        $    21,000           20,681
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1) (2)                               79,250           87,547
Societe Generale 7.85% (undated)  (1) (2)                                                   17,705           19,498
HBOS Treasury Services PLC 3.75% 2008 (2)                                                   34,750           34,261
Bank of Scotland 7.00% (undated) (1) (2)                                                    25,000           27,324
HBOS PLC 5.375% (undated) (1) (2)                                                           24,000           23,171
HBOS Capital Funding LP, Series A, 6.461% non-cumulative preferred (undated) (1)   Lira      3,000            5,635
Halifax Building Society 8.75% 2006                                                          2,500            4,810
Royal Bank of Scotland Group PLC:
 8.375% 2007                                                                                 6,500           12,573
 5.00% 2014                                                                            $     3,000            2,894
 6.625% (undated) (1)                                                              Euro      4,700            6,361
 Series 3 Preference Shares, 7.816% (undated)                                          $    18,000           19,169
National Westminster Bank PLC 7.75% (undated) (1)                                           17,000           18,844
RBS Capital Trust I noncumulative trust preferred 4.709%
   (undated) (1)                                                                            18,550           17,133
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative
   preferred (undated) (1) (2)                                                              39,250           44,218
UFJ Finance Aruba AEC 6.75% 2013                                                            30,655           31,753
J.P. Morgan Chase & Co.:
 5.35% 2007                                                                                  3,285            3,445
 4.00% 2008                                                                                 12,500           12,513
 4.50% 2010                                                                                 12,000           11,696
 5.75% 2013                                                                                 31,000           31,560
Abbey National PLC:
 Series 1-B, 6.69% 2005                                                                      5,000            5,248
 6.70% (undated) (1)                                                                        15,000           16,111
 7.35% (undated) (1)(3)                                                                     28,000           29,988
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated) (1) (2)            21,750           24,185
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated) (1)(2)             15,000           18,275
BNP Paribas 5.125% 2015 (2)                                                                  5,100            4,964
Standard Chartered Capital Trust I 8.16% (undated) (1)                             Euro     16,750           23,885
Standard Chartered Bank:
 1.375% Eurodollar note (undated) (1)                                                  $    15,000           11,794
 2.07% (undated) (1)                                                                         5,000            3,937
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                   1,200,000 shares    32,004
National Bank of Canada 1.313% (undated) (1)                                           $     5,000            4,056
Bank of America Corp.:
 3.625% 2008                                                                       Euro      7,500            9,142
 3.875% 2008                                                                           $     2,000            1,998
 4.375% 2010                                                                                10,000            9,760
 4.875% 2012                                                                                 2,000            1,952
 5.25% 2015                                                                                  5,000            4,831
BankAmerica Corp.:
 Series I, 7.125% 2005                                                                       1,500            1,559
 7.125% 2011                                                                                 1,750            1,958
Development Bank of Singapore Ltd.: (2)
 7.875% 2009                                                                                10,000           11,409
 7.125% 2011                                                                                 3,500            3,876
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed
   preference shares (undated) (1) (2)                                                      11,250           12,579
Bayer Hyop- und Vereinsbank AG 6.00% 2014                                         Euro      10,000           12,941
HVB Funding Trust III 9.00% 2031 (2)                                                   $     7,000            8,314
HVB Funding Trust VIII 7.055% (undated)                                           Euro       2,930            3,910
HVB Funding Trust I 8.741% 2031 (2)                                                    $     1,000            1,157
Bayerische Landesbank, Series F, 2.50% 2006                                                 26,000           25,871
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated) (1) (2)              20,321           22,963
Wells Fargo & Co. 3.50% 2008                                                                21,310           21,018
Canadian Imperial Bank of Commerce 1.313% Eurodollar note 2085 (1)                          25,000           20,594
Barclays Bank PLC: (1) (2)
 6.86% callable perpetual core tier one notes (undated)                                      9,790           10,151
 7.375% (undated)                                                                            5,375            6,046
 8.55% (undated)                                                                             3,500            4,151
BANK ONE CORP:
 2.625% 2008     (3)                                                                         6,000            5,656
 4.90% 2015                                                                                  4,000            3,756
BANK ONE, Texas, NA 6.25% 2008                                                               7,250            7,781
Kazkommerts International BV:
 7.375% 2014 (1) (2)                                                                         2,250            2,115
 7.875% 2014 (2)                                                                            15,500           14,570
Credit Suisse First Boston (USA), Inc. 6.50% 2012                                           15,000           16,143
Skandinaviska Enskilda Banken AB: (1)
 4.958% (undated) (2)                                                                        2,050            1,920
 7.50% (undated)                                                                            12,500           13,910
Woori Bank 5.75% 2014 (1) (2)                                                               14,865           14,696
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp,
Series B, 9.98% 2026                                                                        10,200           12,004
AB Spintab 6.00% 2009                                                             SKr       73,000           10,373
Unicredito Italiano SpA, Series B, 8.048% (undated) (1)                           Euro       7,000           10,104
Bank of Nova Scotia 1.313% Eurodollar note (undated) (1)                               $    10,000            8,527
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (1) (2)                     6,500            7,287
Lloyds Bank, Series 2, 1.50% (undated) (1)                                                   8,000            6,921
Allied Irish Banks Ltd. 1.67% (undated) (1)                                                  7,000            5,978
Wachovia Corp. 3.50% 2008                                                                    5,000            4,877
Industrial Bank of Korea 4.00% 2014 (1) (2)                                                  5,000            4,683
Westpac Capital Trust IV 5.256% (undated) (1) (2)                                            4,500            4,154
Bergen Bank 1.295% (undated) (1)                                                             5,000            4,075
Christiana Bank Og Kreditkasse 1.75% (undated) (1)                                           4,000            3,247
Zions Bancorporation 6.00% 2015                                                              2,675            2,702
UnionBanCal Corp. 5.25% 2013                                                                 2,000            1,973
                                                                                                          1,459,923

AUTOMOBILES  -  5.03%
General Motors Acceptance Corp.:
 7.50% 2005                                                                                 40,000           41,795
 6.125% 2007                                                                                 5,000            5,221
 6.15% 2007                                                                                  7,500            7,837
 5.625% 2009                                                                                15,000           14,986
 5.75% 2010 (2)                                                                   Euro       7,000            8,713
 7.75% 2010                                                                           $    100,000          108,680
 6.875% 2011                                                                                80,350           82,499
 7.25% 2011                                                                                 17,000           17,865
 6.875% 2012                                                                                34,100           34,742
 7.00% 2012                                                                                 14,500           14,928
 8.00% 2031                                                                                 15,000           15,412
General Motors Corp.:
 7.20% 2011                                                                                  5,500            5,770
 7.25% 2013                                                                       Euro       9,000           11,870
 8.375% 2033                                                                            $      160              170
 Series B, 5.25% convertible debentures 2032                                                   525           12,973
Ford Motor Credit Co.:
 6.875% 2006                                                                                46,000           48,267
 6.75% 2008                                                                       Euro       3,750            4,890
 5.625% 2008                                                                           $    10,000           10,096
 5.80% 2009                                                                                 10,000           10,104
 7.375% 2009                                                                                65,500           69,980
 7.875% 2010                                                                                64,600           70,373
 7.25% 2011                                                                                 29,500           30,850
 7.375% 2011                                                                                82,625           87,263
Ford Motor Co., Capital Trust II 6.50% cumulative convertible trust preferred 2032         351,600 shares    19,254
Ford Motor Co. 7.45% 2031                                                              $     9,180            8,775
DaimlerChrysler North America Holding Corp.:
 7.75% 2005                                                                                 18,462           19,323
 6.40% 2006                                                                                 19,000           20,006
 4.05% 2008                                                                                 34,750           34,104
 4.75% 2008                                                                                  4,800            4,844
 7.20% 2009                                                                                  5,000            5,449
 8.00% 2010                                                                                 15,000           16,879
 7.75% 2011                                                                                  4,000            4,476
 7.30% 2012                                                                                 19,750           21,588
 6.50% 2013                                                                                 16,750           17,203
                                                                                                            887,185

INSURANCE  -  4.53%
International Lease Finance Corp.:
 Series P, 3.125% 2007                                                                       4,000            3,938
 3.75% 2007                                                                                 15,000           14,946
 4.35% 2008                                                                                 21,000           20,973
 4.50% 2008                                                                                 29,500           30,009
 3.50% 2009                                                                                 16,000           15,231
 Series O, 4.55% 2009                                                                       20,600           20,546
 4.75% 2009                                                                                 18,000           18,018
 5.875% 2013                                                                                 9,700            9,962
AIG SunAmerica Global Financing VII 5.85% 2008 (2)(3)                                       16,750           17,825
American International Group, Inc. 4.25% 2013                                                3,500            3,247
ASIF Global Financing XXVIII 1.219% 2007 (1) (2)                                             2,000            2,000
Prudential Holdings, LLC, Series C, 8.695% 2023 (2)  (4)                                    66,035           79,476
PRICOA Global Funding I: (2)
 Series 2003-2, 3.90% 2008                                                                   7,500            7,371
 Series 2004-4, 4.35% 2008                                                                   2,500            2,514
Prudential Financial, Inc., Series B, 4.75% 2014                                             5,500            5,136
Prudential Insurance Co. of America 6.375% 2006 (2)                                          4,000            4,248
Prudential Funding LLC 6.60% 2008 (2)                                                        3,000            3,274
ReliaStar Financial Corp.:
 8.625% 2005                                                                                 5,000            5,176
 8.00% 2006                                                                                 23,160           25,581
 6.50% 2008                                                                                  6,016            6,475
ING Capital Funding Trust III 8.439% noncumulative preferred (undated) (1)                  19,750           22,968
Ing Verzekeringen NV 6.25% 2021 (1)                                               Euro       3,750            4,977
ING Bank NV 5.50% 2012                                                                       3,750            4,836
ING Security Life Institutional Funding 2.70% 2007 (2)                                 $     4,730            4,656
ACE INA Holdings Inc.:
 5.875% 2014                                                                                31,310           31,735
 8.875% 2029                                                                                 2,450            3,081
ACE Ltd., Series C, preferred depositary shares                                            680,000 shares    17,898
ACE Capital Trust II 9.70% 2030                                                              9,368           12,352
Allstate Financial Global Funding LLC: (2)
 5.25% 2007 (3)                                                                        $    26,500           27,677
 4.25% 2008                                                                                  7,500            7,513
Allstate Life Global Funding Trust:
 Series 2004-2, 1.35% 2007 (1)                                                               3,000            2,999
 Series 2004-1, 4.50% 2009                                                                  18,000           18,129
Monumental Global Funding Trust II: (2)
 2001-B, Series B, 6.05% 2006                                                               11,025           11,645
 2002-A, Series A, 5.20% 2007                                                               17,500           18,308
AEGON NV:
 4.625% 2008                                                                      Euro       7,750            9,725
 6.125% 2031                                                                      Lira       1,600            3,022
Transamerica Corp. 9.375% 2008                                                         $     7,500            8,713
Monumental Global Funding Ltd., Series 2001-N, 5.75% 2007                         Lira       1,840            3,338
Mangrove Bay Pass Through Trust 6.102% 2033 (1) (2) (4)                                $    30,670           30,358
XL Capital Finance (Europe) PLC 6.50% 2012                                                  11,455           12,271
MetLife, Inc. 3.911% 2005                                                                   31,730           32,159
Metropolitan Life Global Funding I, Series 2004-2, 1.611% 2007 (1) (2)                       1,500            1,502
Hartford Financial Services Group, Inc.:
 2.375% 2006                                                                                 2,000            1,968
 4.70% 2007                                                                                 14,250           14,613
 4.625% 2013                                                                                 5,000            4,738
 4.75% 2014                                                                                  5,000            4,715
Assurant, Inc.:
 5.625% 2014                                                                                14,000           13,770
 6.75% 2034                                                                                 11,000           10,920
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (2)                         23,125           24,329
John Hancock Global Funding II: (2)
 Series 2002-G, 5.00% 2007                                                                   5,000            5,201
 Series 2004-A, 3.50% 2009                                                                  18,000           17,433
Principal Life Global Funding I 4.40% 2010 (2)                                              16,600           16,397
CNA Financial Corp.:
 6.75% 2006                                                                                  3,000            3,178
 6.60% 2008                                                                                  3,458            3,650
 7.25% 2023                                                                                  9,350            9,412
Genworth Financial, Inc.:
 1.619% 2007 (1)                                                                             2,500            2,500
 4.75% 2009                                                                                 10,345           10,452
 5.75% 2014                                                                                  3,000            3,035
Nationwide Mutual Insurance Co.: (2)
 7.875% 2033                                                                                 8,000            9,117
 6.60% 2034                                                                                  2,000            1,903
Nationwide Life Insurance Co. 5.35% 2007 (2)                                                 4,250            4,435
Travelers Property Casualty Corp.:
 3.75% 2008                                                                                  5,500            5,435
 5.00% 2013                                                                                 10,000            9,703
MassMutual Global Funding II, Series 2002-1, 3.50% 2010 (2)                                 12,000           11,389
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011 (2)                          10,000            9,852
Lincoln National Corp. 7.00% 2018                                                            7,625            8,522
Munich Re Finance BV 6.75% 2023 (1)                                               Euro       3,670            4,940
                                                                                                            797,415

DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.21%
Sprint Capital Corp.:
 4.78% 2006                                                                            $    27,000           27,536
 6.00% 2007                                                                                 14,500           15,194
 6.375% 2009                                                                                21,565           22,863
 7.625% 2011                                                                                54,855           60,721
 8.375% 2012                                                                                12,625           14,531
 6.90% 2019                                                                                 42,275           42,625
 6.875% 2028                                                                                 6,810            6,565
British Telecommunications PLC: (1)
 8.375% 2010                                                                                75,749           88,573
 7.125% 2011                                                                      Euro      10,420           14,479
AT&T Corp.:
 6.00% 2009                                                                            $    28,680           27,344
 8.05% 2011 (1)  (3)                                                                        58,500           60,146
France Telecom: (1)
 8.20% 2006                                                                                  6,050            6,489
 7.50% 2008                                                                       Euro       3,500            4,724
 8.75% 2011                                                                            $    58,300           67,647
Deutsche Telekom International Finance BV:
 7.50% 2007 (1)                                                                   Euro       3,500            4,717
 3.875% 2008                                                                           $     1,100            1,083
 8.50% 2010 (1)                                                                             24,000           28,079
 8.125% 2012 (1)                                                                  Euro       3,910            5,789
 9.25% 2032 (1)                                                                        $     7,750           10,243
Telecom Italia SpA:
 Series A, 4.00% 2008 (2)                                                              $     1,270            1,249
 6.25% 2012                                                                       Euro      15,000           19,835
 Series B, 5.25% 2013 (2)                                                              $    23,300           22,592
Sogerim SA 7.00% 2011                                                             Euro       1,400            1,936
Koninklijke KPN NV:
 8.25% 2008                                                                       Lira       1,000            1,955
 8.00% 2010                                                                            $    35,945           41,672
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005                   Euro      22,000           29,381
Qwest Services Corp.: (2)
 13.00% 2007                                                                           $     5,334            6,107
 13.50% 2010                                                                                 8,491            9,913
 14.00% 2014                                                                                 5,451            6,528
Verizon Global Funding Corp.:
 7.25% 2010                                                                                  5,000            5,597
 7.375% 2012                                                                                 4,335            4,883
Verizon New York Inc., Series A, 6.875% 2012                                                 5,250            5,637
Singapore Telecommunications Ltd.:
 6.375% 2011                                                                                 3,475            3,704
 7.375% 2031 (2)                                                                            10,000           11,134
PCCW-HKT Capital Ltd. 7.75% 2011 (2)                                                        12,375           13,774
NTELOS Inc. 9.00% convertible notes 2013 (2) (5) (6)                                        11,915           13,556
ALLTEL Corp. 7.00% 2012                                                                     10,000           11,032
Telefonica Europe BV 5.125% 2013                                                  Euro       7,600            9,501
TELUS Corp. 8.00% 2011                                                                 $     5,250            5,975
Cincinnati Bell Inc. 7.25% 2013                                                              6,000            5,640
iPCS Escrow Co. 11.50% 2012 (2)                                                              1,000            1,030
XO Communications, Inc. 14.00% preferred 2009 (7)  (8)                                          24 shares         -
GT Group Telecom Inc., units, 0%/13.25% 2010  (2) (5) (9) (10) (11)                    $     2,753                -
                                                                                                            741,979

WIRELESS TELECOMMUNICATION SERVICES  -  2.91%
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006 (3)                        120,815          126,026
AT&T Wireless Services, Inc.:
 7.875% 2011  (3)                                                                           15,355           17,489
 8.125% 2012 (3)                                                                            61,385           71,076
 8.75% 2031                                                                                  4,440            5,429
Tritel PCS, Inc. 10.375% 2011                                                               12,954           14,969
TeleCorp PCS, Inc. 10.625% 2010                                                              1,000            1,129
American Tower Corp.:
 9.375% 2009 (3)                                                                            49,410           52,992
 5.00% convertible debentures 2010                                                          21,000           20,737
Vodafone Group PLC:
 4.25% 2009                                                                       Euro       7,000            8,579
 7.75% 2010                                                                            $    55,210           63,377
Dobson Communications Corp.:
 Series F, 6.00% convertible preferred (2)                                                  15,400 shares     1,578
 13.00% senior exchangeable preferred 2009                                                  11,704            8,193
 10.875% 2010                                                                           $      750              649
 8.875% 2013                                                                                16,320           12,485
Crown Castle International Corp.:
 10.75% 2011                                                                                 5,000            5,625
 7.50% 2013                                                                                  4,475            4,475
 Series B, 7.50% 2013                                                                       11,200           11,200
Nextel Communications, Inc.:
 6.875% 2013                                                                                 3,000            2,989
 7.375% 2015                                                                                16,325           16,570
Centennial Cellular Corp. 10.75% 2008                                                       13,348           13,882
Centennial Communications Corp., Centennial Cellular Operating
   Co. LLC and Centennial Puerto Rico Operating Corp. 8.125% 2014 (2)                        5,000            4,662
Nextel Partners, Inc.:
 12.50% 2009                                                                                   677              792
 8.125% 2011                                                                                10,870           11,142
 8.125% 2011 (2)                                                                             3,000            3,075
AirGate PCS, Inc. 9.375% 2009 (2)                                                            9,167            9,052
SK Telecom Co., Ltd. 4.25% 2011 (2)                                                          9,550            8,934
Triton PCS, Inc.:
 8.75% 2011                                                                                  2,000            1,660
 9.375% 2011                                                                                 6,500            5,590
Cellco Finance NV 12.75% 2005                                                                3,500            3,771
Millicom International Cellular SA 10.00% 2013 (2)                                           1,500            1,530
Rogers Cantel Inc. 9.75% 2016                                                                1,250            1,422
US Unwired Inc. 10.00% 2012 (2)                                                              1,000            1,015
                                                                                                            512,094

MEDIA  -  2.85%
Tele-Communications, Inc.:
 9.80% 2012                                                                                 17,500           21,971
 7.875% 2013                                                                                10,750           12,267
Comcast Cable Communications, Inc.:
 8.375% 2007                                                                                 7,000            7,828
 6.875% 2009                                                                                 7,194            7,859
Comcast Corp. 6.50% 2015                                                                     8,000            8,307
Lenfest Communications, Inc. 7.625% 2008                                                     6,750            7,406
AOL Time Warner Inc.:
 6.875% 2012                                                                                45,000           48,701
 7.625% 2031                                                                                10,500           11,396
Liberty Media Corp.:
 7.75% 2009                                                                                  8,250            9,222
 7.875% 2009                                                                                38,020           42,798
 5.70% 2013                                                                                    750              740
Viacom Inc.:
 6.40% 2006                                                                                  5,000            5,261
 5.625% 2007                                                                                 6,600            6,937
 7.70% 2010                                                                                 13,000           14,859
 6.625% 2011                                                                                13,000           14,163
Clear Channel Communications, Inc.:
 6.00% 2006                                                                                  3,550            3,728
 6.625% 2008                                                                                 5,375            5,760
 7.65% 2010                                                                                 10,000           11,280
Chancellor Media Corp. of Los Angeles 8.00% 2008                                            10,000           11,363
Univision Communications Inc. 7.85% 2011                                                    21,950           25,348
Antenna TV SA:
 9.00% 2007                                                                                  4,799            4,877
 9.75% 2008                                                                       Euro      15,000           17,930
Charter Communications Operating, LLC and Charter Communications
   Operating Capital Corp. 8.00% 2012 (2)                                              $     8,125            7,902
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp.:
 10.75% 2009                                                                                 1,000              845
 10.25% 2010 (2)                                                                             5,000            5,063
 9.92% 2011                                                                                  1,700            1,352
CCO Holdings, LLC and CCO Holdings Capital Corp.
   8.75% 2013 (2)                                                                            4,000            3,850
News America Holdings Inc.:
 6.625% 2008                                                                                12,900           13,962
 8.625% 2014                                                                      A$         5,150            3,483
Young Broadcasting Inc.:
 8.50% 2008 (2)                                                                        $     3,500            3,701
 10.00% 2011                                                                                12,317           12,594
Cinemark USA, Inc. 9.00% 2013                                                                9,925           10,880
Cinemark, Inc. 0%/9.75% 2014 (2)  (9)                                                        8,000            5,260
Cox Communications, Inc.:
 7.75% 2010                                                                                  5,000            5,675
 4.625% 2013                                                                                10,000            9,247
Telenet Group Holding NV 0%/11.50% 2014 (2)  (9)                                            22,300           14,272
AMC Entertainment Inc. 8.00% 2014 (2)                                                       14,175           13,608
Hollinger Participation Trust 12.125% 2010 (1) (2) (8)                                       9,451           11,058
Cox Radio, Inc.:
 6.375% 2005                                                                                 8,000            8,203
 6.625% 2006                                                                                 1,965            2,070
Century Communications Corp. 0% 2003 (12)                                                    5,000            4,763
Adelphia Communications Corp.:
 10.25% 2006 (10)                                                                            3,500            3,483
 Series B, 13.00% preferred 2009 (7)                                                        50,565 shares       721
FrontierVision 11.00% 2006 (10)                                                         $      700              858
Kabel Deutschland GmbH 10.625% 2014 (2)                                                      9,025            9,318
Regal Cinemas Corp., Series B, 9.375% 2012                                                   7,250            8,483
Gannett Co., Inc. 4.95% 2005                                                                 8,000            8,146
RBS Participacoes SA 11.00% 2007 (2)                                                         7,250            6,344
NTL Cable PLC 8.75% 2014 (1) (2)                                                             5,375            5,536
Radio One, Inc., Series B, 8.875% 2011                                                       4,000            4,385
Carmike Cinemas, Inc. 7.50% 2014 (2)                                                         4,200            4,032
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                             2,300            2,556
LBI Media, Inc. 10.125% 2012                                                                 2,250            2,520
Videotron Ltee 6.875% 2014                                                                   2,375            2,322
NextMedia Operating, Inc. 10.75% 2011                                                        1,750            1,962
Globo Comunicacoes e Participacoes Ltda., Series B: (10)
 10.50% 2006 (2)                                                                             1,990            1,164
 10.50% 2006                                                                                   690              404
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014 (2)         1,300            1,235
Reader's Digest Association, Inc. 6.50% 2011                                                 1,000              981
                                                                                                            502,239

ELECTRIC UTILITIES  -  2.30%
Edison Mission Energy:
 10.00% 2008                                                                                 5,200            5,577
 7.73% 2009                                                                                  9,375            9,164
 9.875% 2011                                                                                34,160           35,783
Homer City Funding LLC 8.734% 2026 (4)                                                      20,189           21,400
Midwest Generation, LLC, Series B, 8.56% 2016 (4)                                            8,000            7,885
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034 (2)                             7,600            7,714
Mission Energy Holding Co. 13.50% 2008                                                         925            1,039
Israel Electric Corp. Ltd.: (2)
 7.75% 2009                                                                                 17,000           18,759
 7.95% 2011                                                                                  3,250            3,638
 7.70% 2018                                                                                  8,500            9,191
 7.875% 2026                                                                                15,000           15,792
 7.75% 2027                                                                                 15,545           15,989
 8.10% 2096                                                                                 12,000           11,725
Exelon Generation Co., LLC 6.95% 2011                                                       22,975           25,191
Commonwealth Edison Co.:
 Series 99, 3.70% 2008                                                                       7,125            7,051
 First Mortgage Bonds, Series 102, 4.74% 2010                                               12,500           12,530
 Series 101, 4.70% 2015                                                                      3,000            2,827
PECO Energy Co., First and Refunding Mortgage Bonds:
 3.50% 2008                                                                                  5,000            4,910
 4.75% 2012                                                                                  3,900            3,811
Exelon Corp. 6.75% 2011                                                                      6,200            6,752
Alabama Power Co.:
 Series U, 2.65% 2006      (3)                                                              20,500           20,419
 Series R, 4.70% 2010                                                                        2,250            2,244
Southern Power Co., Series B, 6.25% 2012                                                     2,500            2,630
SP PowerAssets Ltd.: (2)
 3.80% 2008                                                                                 10,000            9,794
 5.00% 2013                                                                                  8,000            7,804
Cilcorp Inc.:
 8.70% 2009                                                                                  1,000            1,171
 9.375% 2029                                                                                12,265           16,162
Niagara Mohawk Power Corp., Series G, 7.75% 2008                                            14,460           16,292
Pacific Gas and Electric Co., First Mortgage Bonds:
 4.20% 2011                                                                                 13,000           12,396
 6.05% 2034                                                                                  4,000            3,775
PacifiCorp, First Mortgage Bonds:
 4.30% 2008                                                                                  3,060            3,063
 5.45% 2013                                                                                  9,775            9,935
Progress Energy Florida, Inc., First Mortgage Bonds 4.80% 2013                               7,000            6,772
Progress Energy, Inc.:
 5.85% 2008                                                                                  2,500            2,619
 7.10% 2011                                                                                  2,900            3,182
Consolidated Edison Co. of New York, Inc.:
 Series 2003-A, 3.625% 2008                                                                  6,000            5,884
 Series B, 3.85% 2013                                                                        5,000            4,515
 Series 2003-C, 5.10% 2033                                                                   1,000              866
 Series 2003-A, 5.875% 2033                                                                  1,000              971
Oncor Electric Delivery Co. 6.375% 2012                                                     10,700           11,469
Tri-State Generation and Transmission Assn., Inc., Pass Through Trust,
   Series 2003-A, 6.04% 2018 (2) (4)                                                         8,700            8,709
MidAmerican Energy Co. 5.125% 2013                                                           7,500            7,466
E.ON International Finance BV 5.75% 2009                                          Euro       5,000            6,580
Red Electrica de Espana Finance BV 4.75% 2013                                                4,000            4,898
Korea East-West Power Co., Ltd. 4.875% 2011 (2)                                        $     5,000            4,837
Wisconsin Gas Co. 5.20% 2015                                                                 2,025            1,988
Enersis SA 7.375% 2014 (2)                                                                   2,000            1,972
                                                                                                            405,141

INDUSTRIAL CONGLOMERATES  -  1.76%
Hutchison Whampoa International Ltd.: (2)
 7.00% 2011                                                                                 33,125           35,062
 6.50% 2013                                                                                 47,200           47,328
 6.25% 2014                                                                                 10,000            9,715
General Electric Capital Corp., Series A:
 5.00% 2007                                                                                 21,500           22,341
 5.375% 2007                                                                                13,250           13,908
 7.25% 2007                                                                       Lira       1,030            1,961
 3.50% 2008                                                                            $    20,000           19,695
 6.00% 2012                                                                                 15,000           15,854
General Electric Co. 5.00% 2013                                                             12,750           12,570
Tyco International Group SA:
 6.125% 2008                                                                                14,500           15,441
 6.125% 2009                                                                                12,500           13,284
 6.375% 2011                                                                                46,765           49,820
 6.00% 2013                                                                                  1,750            1,802
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities (2)  1,670,000 shares    44,756
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual
   preferred capital securities (2)                                                        230,000            6,210
                                                                                                            309,747

MULTI-UTILITIES & UNREGULATED POWER  -  1.62%
Duke Capital Corp.:
 4.37% 2009                                                                            $     7,500            7,295
 7.50% 2009                                                                                 25,325           27,962
 6.25% 2013                                                                                  9,000            9,140
 5.50% 2014                                                                                 10,000            9,518
Duke Energy Corp. First and Refunding Mortgage Bonds 4.50% 2010                              4,500            4,431
PSEG Power LLC:
 3.75% 2009                                                                                  6,825            6,537
 7.75% 2011                                                                                 14,975           16,982
 5.00% 2014                                                                                 15,000           14,018
Virginia Electric and Power Co.:
 Series 2002-A, 5.375% 2007                                                                 14,140           14,749
 Series 2003-A, 4.75% 2013                                                                  22,000           21,003
Dominion Resources, Inc., Series 2002-C, 5.70% 2012 (1)                                      1,000            1,019
AES Trust VII 6.00% convertible preferred 2008                                             351,450 shares    15,991
AES Corp.:
 10.00% 2005 (2)  (4)                                                                   $      562              578
 9.50% 2009                                                                                  4,677            5,022
 9.375% 2010                                                                                 4,803            5,145
Drax Group Ltd.: (1) (2)
 Class A-1, 7.538% 2015                                                           Lira       4,603            8,266
 Class B, 7.02% 2025                                                                         3,894            5,933
Drax Group Ltd., Class A-2, unit, 9.02% 2015 (1) (2) (13)                                    5,293           12,385
Constellation Energy Group, Inc. 6.125% 2009                                           $    10,500           11,136
Baltimore Gas and Electric Co. 5.20% 2033                                                    3,000            2,585
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028 (4)                           13,500           13,455
Veolia Environnement 4.875% 2013                                                  Euro       8,000            9,714
AES Gener SA 7.50% 2014 (2)                                                            $    10,000            9,500
NGG Finance PLC 6.125% 2011                                                       Euro       6,980            9,272
Dynegy Holdings Inc. 10.125% 2013 (2)                                                  $     6,675            7,259
Nevada Power Co.:
 Series I, 6.50% 2012 (2)                                                                      700              669
 Series G, 9.00% 2013                                                                        3,600            3,933
Sierra Pacific Resources 8.625% 2014 (2)                                                       900              882
RWE Finance BV 5.50% 2007                                                         Euro       4,000            5,176
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011              $     5,000            4,898
Energy East Corp. 6.75% 2012                                                                 2,955            3,182
Equitable Resources, Inc. 5.15% 2018                                                         2,500            2,368
                                                                                                            284,629

REAL ESTATE  -  1.46%
EOP Operating LP:
 7.75% 2007                                                                                  2,000            2,221
 6.75% 2008                                                                                 24,500           26,588
 6.75% 2012                                                                                  8,250            8,871
 7.50% 2029                                                                                  3,420            3,651
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                  70,400 shares     3,531
Kimco Realty Corp.:
 Series B, 7.68% 2005                                                                  $     4,250            4,523
 Series C, 3.95% 2008                                                                        5,000            4,925
 6.00% 2012                                                                                 13,500           14,067
Price REIT, Inc. 7.50% 2006                                                                  2,760            3,027
Rouse Co.:
 3.625% 2009                                                                                 5,200            4,945
 7.20% 2012                                                                                 18,450           20,139
 5.375% 2013                                                                                 1,000              968
Irvine Co., Class A, 7.46% 2006 (2) (5)                                                     15,000           15,820
Irvine Apartment Communities, LP 7.00% 2007                                                  5,000            5,390
Hospitality Properties Trust:
 7.00% 2008                                                                                  1,000            1,068
 6.75% 2013                                                                                 19,370           20,142
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                    19,000           19,222
Developers Diversified Realty Corp. 3.875% 2009                                             19,500           18,651
Weingarten Realty Investors, Series A:
 5.263% 2012                                                                                 5,000            4,981
 4.857% 2014                                                                                11,080           10,520
Colonial Realty LP:
 6.15% 2013                                                                                 10,000           10,177
 6.25% 2014                                                                                  5,000            5,006
Simon Property Group, LP 4.875% 2010                                                        12,000           11,893
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred
   cumulative step-up premium rate                                                         112,500 shares     5,780
iStar Financial Inc.:
 Series B, 4.875% 2009                                                                 $     2,500            2,433
 5.125% 2011 (2)                                                                             1,500            1,434
 5.70% 2014 (2)                                                                              1,750            1,651
PLD International Finance LLC 4.375% 2011                                         Euro       4,150            4,926
Nationwide Health Properties, Inc., Series A, 7.677% preferred
   cumulative step-up premium rate                                                          50,000 shares     4,827
FelCor Lodging LP 9.00% 2011 (1)                                                       $     4,500            4,669
ERP Operating LP:
 4.75% 2009                                                                                  2,225            2,230
 6.625% 2012                                                                                 2,000            2,164
Federal Realty Investment Trust 4.50% 2011                                                   3,500            3,340
Host Marriott, LP:
 Series G, 9.25% 2007                                                                          625              692
 Series K, 7.125% 2013                                                                       2,000            1,970
Crescent Real Estate LP 7.50% 2007                                                           1,190            1,211
                                                                                                            257,653

PAPER & FOREST PRODUCTS  -  1.38%
Weyerhaeuser Co.:
 5.95% 2008                                                                                 16,125           17,035
 5.25% 2009                                                                                 17,625           17,979
 6.75% 2012                                                                                 20,000           21,692
SCA Coordination Center NV 4.50% 2015 (2)                                                   39,500           35,985
Scotia Pacific Co. LLC, Series B:
 Class A-2, 7.11% 2028 (4)                                                                  27,100           23,035
 Class A-3, 7.71% 2028                                                                      17,043           12,782
Georgia-Pacific Corp.:
 7.50% 2006                                                                                  4,800            5,112
 8.125% 2011                                                                                 7,000            7,770
 9.50% 2011                                                                                  1,850            2,183
 7.70% 2015                                                                                  1,900            2,019
 8.00% 2024 (2)                                                                              5,000            5,025
 8.625% 2025                                                                                 5,000            5,312
Norske Skogindustrier ASA: (2)
 7.625% 2011                                                                                13,210           14,604
 6.125% 2015                                                                                 8,370            8,271
 7.125% 2033                                                                                 4,100            4,163
International Paper Co.:
 5.375% 2006                                                                      Euro       4,500            5,696
 4.00% 2010                                                                            $    15,000           14,325
Potlatch Corp. 10.00% 2011                                                                   8,950            9,979
UPM-Kymmene Corp. 6.125% 2012                                                     Euro       7,500            9,859
Kappa Beheer BV 0%/12.50% 2009 (9)                                                           6,000            7,811
MeadWestvaco Corp. 2.75% 2005                                                          $     5,180            5,164
Ainsworth Lumber Co. Ltd., 6.75% 2014 (2)                                                    4,000            3,770
Pindo Deli Finance Mauritius Ltd. 10.25% 2002 (12)                                           6,000            1,605
Indah Kiat Finance Mauritius Ltd. 10.00% 2007 (10)                                           2,250            1,181
APP International Finance Co. BV 11.75% 2005 (10)                                              275              139
                                                                                                            242,496

CONSUMER FINANCE  -  1.31%
SLM Corp., Series A:
 3.625% 2008                                                                                 5,500            5,429
 3.95% 2008                                                                                 27,500           27,207
 4.00% 2009                                                                                  5,000            4,916
 5.375% 2013                                                                                 5,450            5,456
 5.375% 2014                                                                                10,000            9,867
USA Education, Inc. 5.625% 2007                                                             45,150           47,477
MBNA Global Capital Funding, Series B, 1.979% 2027 (1)                                      34,800           32,916
MBNA Capital A, Series A, 8.278% 2026                                                        7,500            8,069
MBNA Europe Funding PLC 6.50% 2007                                                Euro       5,000            6,545
MBNA Corp., Series F, 7.50% 2012                                                             1,200            1,362
Capital One Financial Corp:
 7.25% 2006                                                                            $     9,625           10,217
 8.75% 2007                                                                                  5,250            5,813
 7.125% 2008                                                                                 4,250            4,583
 6.25% 2013                                                                                 10,000           10,125
Capital One Bank:
 6.875% 2006                                                                                 2,000            2,110
 5.75% 2010                                                                                 11,500           11,834
Providian Financial Corp., Series A, 9.525% 2027 (2)                                        16,750           16,834
Advanta Capital Trust I, Series B, 8.99% 2026                                               12,500           11,187
American Express Credit Corp. 3.00% 2008                                                     9,060            8,730
                                                                                                            230,677

OIL & GAS  -  1.29%
Pemex Finance Ltd.:
 8.875% 2010 (4)                                                                            24,000           28,073
 Series 1999-2, Class A-3, 10.61% 2017 (4)                                                  11,700           15,883
Pemex Project Funding Master Trust 8.625% 2022                                                 750              784
Ras Laffan Liquefied Natural Gas Co. Ltd.: (2) (4)
 3.437% 2009                                                                                38,360           37,522
 8.294% 2014                                                                                 4,500            5,062
ConocoPhillips:
 3.625% 2007                                                                                14,500           14,459
 4.75% 2012                                                                                 26,750           26,184
Premcor Refining Group Inc.:
 6.125% 2011                                                                                 3,000            3,000
 7.75% 2012                                                                                  3,875            4,040
 9.50% 2013                                                                                  7,625            8,826
 6.75% 2014                                                                                  3,000            2,985
Port Arthur Finance Corp. 12.50% 2009 (4)                                                    1,326            1,538
El Paso Corp. 7.75% 2032                                                                    15,000           12,112
Reliance Industries Ltd. 10.25% 2097 (2)                                                     8,750            9,874
Devon Financing Corp., ULC 6.875% 2011                                                       8,500            9,267
ChevronTexaco Capital Co. 3.50% 2007                                                         7,000            6,997
Western Oil Sands Inc. 8.375% 2012                                                           5,255            5,728
OXYMAR 7.50% 2016 (2)                                                                        5,500            5,610
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2) (4)                                       5,750            5,434
Newfield Exploration Co.:
 7.625% 2011                                                                                 2,500            2,725
 8.375% 2012                                                                                 2,150            2,344
Teekay Shipping Corp. 8.875% 2011                                                            4,250            4,723
Williams Companies, Inc.:
 8.625% 2010                                                                                   750              829
 7.125% 2011                                                                                   500              510
 7.875% 2021                                                                                 2,000            1,935
Overseas Shipholding Group, Inc. 8.25% 2013                                                  2,500            2,700
General Maritime Corp. 10.00% 2013                                                           2,305            2,550
PETRONAS Capital Ltd. 7.00% 2012 (2)                                                         2,250            2,458
PDVSA Finance Ltd., Series 1998-1B, 6.65% 2006 (4)                                           2,250            2,357
                                                                                                            226,509

DIVERSIFIED FINANCIAL SERVICES  -  1.04%
CIT Group Inc.:
 4.125% 2006                                                                                25,000           25,438
 5.75% 2007                                                                                 20,500           21,620
 7.375% 2007                                                                                12,500           13,684
 4.00% 2008                                                                                 14,000           13,895
 3.375% 2009                                                                                 5,000            4,753
 6.875% 2009     (3)                                                                        31,000           34,101
 7.75% 2012     (3)                                                                         26,875           30,695
AT&T Capital Corp., Series F, 6.60% 2005                                                    11,750           12,062
Citigroup Inc.:
 3.50% 2008                                                                                 20,000           19,741
 5.625% 2012                                                                                 5,675            5,843
Principal Life Insurance Co. 3.20% 2009                                                      2,000            1,908
                                                                                                            183,740

HEALTH CARE PROVIDERS & SERVICES  -  0.97%
HCA Inc.:
 7.125% 2006                                                                                 9,065            9,580
 5.25% 2008                                                                                  4,700            4,675
 6.95% 2012                                                                                  3,000            3,135
 6.25% 2013                                                                                 24,860           24,752
 6.75% 2013                                                                                  7,000            7,183
 5.75% 2014                                                                                 14,500           13,810
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                                                 14,410           14,841
 7.00% 2007                                                                                  1,160            1,235
 8.85% 2007                                                                                  5,990            6,561
 8.70% 2010                                                                                  1,750            1,986
 7.69% 2025                                                                                  5,000            4,971
HCA - The Healthcare Co. 8.75% 2010                                                          2,725            3,115
UnitedHealth Group Inc.:
 7.50% 2005                                                                                 13,000           13,799
 5.20% 2007                                                                                  8,000            8,328
 3.75% 2009                                                                                  2,500            2,444
Humana Inc.:
 7.25% 2006                                                                                  5,000            5,362
 6.30% 2018                                                                                 12,000           11,895
Aetna Inc.:
 7.375% 2006                                                                                 4,930            5,257
 7.875% 2011                                                                                 4,635            5,353
Tenet Healthcare Corp. 9.875% 2014 (2)                                                       7,000            7,158
Health Net, Inc. 8.375% 2011                                                                 4,000            4,683
Quintiles Transnational Corp. 10.00% 2013                                                    3,500            3,482
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014 (2) (9)                            1,750              901
Triad Hospitals, Inc. 7.00% 2012                                                             2,875            2,911
Team Health, Inc. 9.00% 2012 (2)                                                             1,750            1,689
Concentra Operating Corp. 9.125% 2012 (2)                                                    1,500            1,575
                                                                                                            170,681

HOTELS, RESTAURANTS & LEISURE  -  0.93%
Carnival Corp.:
 3.75% 2007                                                                                  8,500            8,410
 6.15% 2008                                                                                 17,663           18,816
Six Flags, Inc.:
 9.50% 2009                                                                                  3,375            3,485
 8.875% 2010                                                                                11,850           11,791
 9.75% 2013                                                                                 10,250           10,353
Harrah's Operating Co., Inc. 5.50% 2010 (2)                                                 25,110           25,268
Hilton Hotels Corp.:
 7.625% 2008                                                                                 1,000            1,083
 8.25% 2011                                                                                  7,385            8,253
 7.625% 2012                                                                                 9,045            9,769
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012              12,025           12,145
Buffets, Inc. 11.25% 2010                                                                    7,500            7,875
MGM Mirage, Inc. 8.50% 2010                                                                  6,850            7,432
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                                  1,400            1,481
 8.75% 2011                                                                                  4,825            5,368
Mandalay Resort Group, Series B, 10.25% 2007                                                 5,000            5,575
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                4,793            4,961
Argosy Gaming Co.:
 9.00% 2011                                                                                  1,250            1,387
 7.00% 2014 (2)                                                                              3,000            2,940
Boyd Gaming Corp. 9.25% 2009                                                                 3,500            3,841
Hyatt Equities, LLC 6.875% 2007 (2)                                                          3,185            3,388
Mohegan Tribal Gaming Authority 6.375% 2009                                                  2,975            2,997
YUM  Brands, Inc. 7.70% 2012                                                                 2,500            2,866
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                        2,000            2,095
Sbarro, Inc. 11.00% 2009                                                                     2,015            1,773
Coast Hotels and Casinos, Inc. 9.50% 2009                                                    1,000            1,055
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                          250              264
                                                                                                            164,671

CHEMICALS  -  0.74%
Dow Chemical Co.:
 5.75% 2008                                                                                 11,100           11,659
 5.75% 2009                                                                                  8,750            9,142
 6.00% 2012                                                                                 37,500           38,813
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009 (2) (4)                           20,500           19,566
Equistar Chemicals, LP:
 10.125% 2008                                                                                5,400            5,940
 8.75% 2009                                                                                 12,800           13,408
ICI Wilmington, Inc.:
 4.375% 2008                                                                                   200              196
 5.625% 2013                                                                                18,765           18,376
Millennium America Inc.:
 9.25% 2008                                                                                  4,990            5,389
 9.25% 2008 (2)                                                                              2,000            2,160
 7.625% 2026                                                                                 2,100            1,806
Nalco Finance Holding Co. 0%/9.00% 2014 (2)  (9)                                             1,250              834
Nalco Co. 7.75% 2011 (2)                                                                       775              816
Georgia Gulf Corp. 7.125% 2013 (2)                                                             770              783
Huntsman LLC: (2)
 8.80% 2011 (1)                                                                                275              280
 11.50% 2012                                                                                   425              432
E.I. du Pont de Nemours and Co. 4.125% 2010                                                    700              689
Airgas, Inc. 6.25% 2014 (2)                                                                    450              433
                                                                                                            130,722

FOOD & STAPLES RETAILING  -  0.69%
CVS Corp.: (2)(4)
 6.117% 2013                                                                                28,472           29,865
 5.789% 2026                                                                                15,360           15,021
Wal-Mart Stores, Inc.:
 5.45% 2006                                                                                 10,000           10,472
 3.375% 2008                                                                                12,000           11,675
SUPERVALU INC 7.50% 2012                                                                    14,260           16,011
Ahold Finance U.S.A., Inc.:
 6.25% 2009                                                                                  4,500            4,433
 8.25% 2010                                                                                  5,330            5,650
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025 (4)                              3,595            3,463
Pathmark Stores, Inc. 8.75% 2012                                                            10,850           10,904
Winn Dixie Stores, Inc., 8.875% 2008                                                         2,000            1,900
Winn Dixie Pass-Through Trust, Series 1999-1, Class A-1, 7.803% 2017 (2) (4)                 2,134            1,794
Rite Aid Corp.:
 6.875% 2013                                                                                 2,675            2,474
 9.25% 2013                                                                                  1,025            1,081
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012 (2)                          2,425            2,413
Stater Bros. Holdings Inc.: (2)
 5.06% 2010 (1)                                                                                475              485
 8.125% 2012                                                                                 1,800            1,816
Delhaize America, Inc. 8.125% 2011                                                           1,500            1,645
Great Atlantic & Pacific Tea Co., Inc.:
 9.125% 2011                                                                                   300              257
 9.375% QUIBS preferred 2039                                                                18,500 shares       393
                                                                                                            121,752

AEROSPACE & DEFENSE  -  0.68%
BAE SYSTEMS 2001 Asset Trust, Series 2001: (2) (4)
 Class B, 7.156% 2011                                                                  $    33,766           35,961
 Class G, MBIA insured, 6.664% 2013                                                         30,908           33,352
Bombardier Inc. 6.30% 2014 (2)                                                              26,500           22,547
Goodrich Corp. 7.625% 2012                                                                   6,000            6,763
Northrop Grumman Systems Corp. 7.125% 2011                                                   5,000            5,626
Lockheed Martin, 8.20% 2009                                                                  4,500            5,279
General Dynamics Corp. 4.50% 2010                                                            5,000            4,983
Raytheon Co. 6.55% 2010                                                                      4,500            4,902
                                                                                                            119,413

COMMERCIAL SERVICES & SUPPLIES  -  0.62%
Cendant Corp.:
 6.875% 2006                                                                                16,505           17,644
 6.25% 2008                                                                                  9,250            9,872
 7.375% 2013                                                                                22,910           25,595
Allied Waste North America, Inc.:
 Series B, 7.625% 2006                                                                       2,000            2,108
 8.50% 2008                                                                                  7,500            8,241
 Series B, 8.875% 2008                                                                       5,250            5,775
 6.50% 2010 (2)                                                                              4,000            3,980
 5.75% 2011 (2)                                                                              3,500            3,334
 6.125% 2014 (2)                                                                             3,500            3,220
 7.375% 2014 (2)                                                                             4,250            4,154
Waste Management, Inc.:
 6.875% 2009                                                                                 5,000            5,496
 5.00% 2014                                                                                  6,000            5,714
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                      6,141            6,264
United Rentals (North America), Inc., Series B:
 6.50% 2012                                                                                  3,250            3,087
 7.00% 2014                                                                                  2,700            2,416
Stericycle, Inc., Series B, 12.375% 2009                                                     1,461            1,600
                                                                                                            108,500

MULTILINE RETAIL  -  0.61%
J.C. Penney Co., Inc.:
 7.375% 2008                                                                                 2,000            2,167
 6.875% 2015                                                                                 1,425            1,470
 7.65% 2016                                                                                  7,500            8,194
 7.95% 2017                                                                                 38,575           43,059
 8.25% 2022 (4)                                                                              1,147            1,199
 7.625% 2097                                                                                13,055           13,447
Target Corp. 3.375% 2008                                                                    20,830           20,504
Kohl's Corp.:
 6.30% 2011                                                                                  5,000            5,388
 7.375% 2011                                                                                 1,500            1,726
Kmart Corp. Pass Through Trust, Series 1995-K-2, 9.78% 2020 (4) (14)                        10,510            5,051
Saks Inc. 7.50% 2010                                                                         4,500            4,702
Dillard's, Inc.:
 6.43% 2004                                                                                    150              151
 6.625% 2018                                                                                 1,000              920
                                                                                                            107,978


METALS & MINING  -  0.55%
BHP Finance (USA) Ltd.:
 6.69% 2006                                                                                 10,000           10,585
 8.50% 2012                                                                                 10,000           12,344
Corporacion Nacional del Cobre de Chile:
 6.375% 2012 (2)                                                                             7,625            8,086
 6.375% 2012                                                                                   300              318
 5.50% 2013 (2)                                                                             12,000           11,941
Phelps Dodge Corp.:
 8.75% 2011                                                                                  7,000            8,324
 6.125% 2034                                                                                 7,500            6,960
Alcan, Inc. 5.20% 2014                                                                      13,000           12,737
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                             5,000            5,425
Ispat Inland ULC 9.75% 2014 (2)                                                              4,825            4,994
Luscar Coal Ltd. 9.75% 2011                                                                  4,000            4,520
Earle M. Jorgensen Co. 9.75% 2012                                                            3,600            3,960
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                      2,100            2,352
Inco Ltd. 7.20% 2032                                                                         2,000            2,114
Steel Dynamics, Inc. 9.50% 2009                                                              1,250            1,388
AK Steel Corp. 7.75% 2012                                                                    1,000              908
                                                                                                             96,956

IT SERVICES  -  0.51%
Electronic Data Systems Corp.:
 7.125% 2005 (2)                                                                             9,500            9,803
 6.334% 2006                                                                                 8,000            8,170
 7.125% 2009                                                                                30,395           31,842
 Series B, 6.00% 2013 (1)                                                                   42,800           40,948
                                                                                                             90,763

SPECIALTY RETAIL  -  0.51%
Toys "R" Us, Inc.:
 7.875% 2013                                                                                22,010           22,203
 7.375% 2018                                                                                22,195           20,614
Office Depot, Inc.:
 10.00% 2008                                                                                 6,500            7,507
 6.25% 2013                                                                                  7,945            8,197
Lowe's Companies, Inc. 8.25% 2010                                                            8,450           10,047
Boise Cascade Corp. 6.50% 2010                                                               7,500            7,669
Payless ShoeSource, Inc. 8.25% 2013                                                          7,000            6,965
PETCO Animal Supplies, Inc. 10.75% 2011                                                      5,375            6,047
                                                                                                             89,249

COMMUNICATIONS EQUIPMENT  -  0.47%
Motorola, Inc.:
 8.00% 2011                                                                                 58,530           67,501
 7.50% 2025                                                                                  7,000            7,550
 6.50% 2028                                                                                  3,695            3,590
 5.22% 2097                                                                                  6,250            4,690
                                                                                                             83,331

THRIFTS & MORTGAGE FINANCE  -  0.44%
Washington Mutual, Inc.:
 7.50% 2006                                                                                 12,000           13,012
 5.625% 2007                                                                                11,000           11,514
 4.375% 2008                                                                                12,500           12,590
 4.00% 2009                                                                                  5,000            4,906
Washington Mutual Bank, FA 6.875% 2011                                                      10,000           10,962
Washington Mutual Finance 8.25% 2005                                                        10,000           10,518
Countrywide Home Loans, Inc., Series L,  4.00% 2011                                         13,000           12,143
Downey Financial Corp. 6.50% 2014                                                            2,500            2,500
                                                                                                             78,145

MACHINERY  -  0.43%
John Deere Capital Corp. 3.90% 2008                                                         30,000           30,010
Deere & Co. 8.95% 2019                                                                       5,000            5,905
Terex Corp.:
 9.25% 2011                                                                                  7,250            7,939
 Class B, 10.375% 2011                                                                       5,725            6,412
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031 (2)                         180,000 shares    13,027
Caterpillar Financial Services Corp.:
 Series F, 2.35% 2006                                                                  $     5,000            4,904
 2.70% 2008                                                                                  4,845            4,590
Caterpillar Inc.:
 4.50% 2009                                                                                  2,500            2,514
 7.25% 2009                                                                                    300              340
AGCO Corp. 6.875% 2014                                                            Euro         700              825
                                                                                                             76,466

HOUSEHOLD DURABLES  -  0.43%
Toll Brothers, Inc.:
 6.875% 2012                                                                           $     9,875           10,559
 4.95% 2014                                                                                 20,250           18,766
Centex Corp.:
 4.75% 2008                                                                                  8,000            8,159
 5.80% 2009                                                                                  5,000            5,165
Ryland Group, Inc.:
 5.375% 2008                                                                                 7,000            7,088
 9.75% 2010                                                                                  4,500            5,018
Pulte Homes, Inc. 7.625% 2017                                                                7,500            8,260
Technical Olympic USA, Inc. 7.50% 2011                                                       3,750            3,506
MDC Holdings, Inc. 5.50% 2013                                                                3,000            2,913
Lennar Corp. 7.625% 2009                                                                     2,400            2,660
William Lyon Homes, Inc. 10.75% 2013                                                         2,000            2,220
Standard Pacific Corp. 5.125% 2009                                                           1,000              945
                                                                                                             75,259

AUTO COMPONENTS  -  0.41%
Visteon Corp.:
 8.25% 2010                                                                                 19,565           20,935
 7.00% 2014                                                                                  2,000            1,930
Delphi Trust II, trust preferred securities, 6.197% 2033 (1)                                15,250           15,319
Delphi Corp. 6.50% 2013                                                                      6,000            6,117
Tenneco Automotive Inc.:
 Series B, 11.625% 2009                                                                      7,000            7,560
 10.25% 2013                                                                                 3,850            4,370
ArvinMeritor, Inc. 8.75% 2012                                                                4,185            4,562
Meritor Automotive, Inc. 6.80% 2009                                                          1,000            1,022
Lear Corp., Series B, 8.11% 2009                                                             3,580            4,082
Dana Corp. 9.00% 2011                                                                        1,700            1,997
TRW Automotive Acquisition Corp. 9.375% 2013                                                 1,750            1,982
Stoneridge, Inc. 11.50% 2012                                                                 1,360            1,608
Dura Operating Corp., Series B, 8.625% 2012                                                  1,500            1,537
                                                                                                             73,021

CONTAINERS & PACKAGING  -  0.39%
Packaging Corp. of America:
 4.375% 2008                                                                                 3,500            3,467
 5.75% 2013                                                                                 15,000           14,900
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                   11,625           12,148
Stone Container Corp.:
 9.25% 2008                                                                                  1,250            1,372
 9.75% 2011                                                                                  3,250            3,591
Owens-Illinois, Inc.:
 8.10% 2007                                                                                  5,750            5,951
 7.35% 2008                                                                                  5,250            5,263
 7.50% 2010                                                                                  2,250            2,216
Owens-Brockway Glass Container Inc. 8.875% 2009                                              3,000            3,255
Longview Fibre Co. 10.00% 2009                                                               5,500            5,968
Temple-Inland Inc. 7.875% 2012                                                               2,900            3,286
Graphic Packaging International, Inc. 9.50% 2013                                             3,000            3,270
Smurfit Capital Funding PLC 6.75% 2005                                                       2,000            2,060
Norampac Inc. 6.75% 2013                                                                     1,500            1,478
                                                                                                             68,225

FOOD PRODUCTS  -  0.38%
Nabisco, Inc.:
 7.05% 2007                                                                                  6,500            7,098
 7.55% 2015                                                                                  5,105            5,877
 6.375% 2035 (1)                                                                            12,300           12,527
Kraft Foods Inc. 6.25% 2012                                                                    945              997
Burns Philp Capital Pty Ltd.:
 10.75% 2011                                                                                 1,500            1,605
 9.75% 2012                                                                                 17,125           17,810
Gold Kist Inc. 10.25% 2014 (2)                                                              10,450           11,390
Cadbury Schweppes US Finance LLC 5.125% 2013 (2)                                             4,750            4,647
Fage Dairy Industry SA 9.00% 2007                                                            2,500            2,550
Tyson Foods, Inc. 8.25% 2011                                                                 1,850            2,128
                                                                                                             66,629

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.35%
Solectron Corp.:
 Series B, 7.375% 2006                                                                       2,775            2,886
 9.625% 2009                                                                                24,325           26,818
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                            12,000           11,280
Celestica Inc. 0% convertible debentures 2020                                               14,000            7,770
Jabil Circuit, Inc. 5.875% 2010                                                              4,750            4,913
Flextronics International Ltd.:
 9.75% 2010                                                                       Euro       2,750            3,647
 6.50% 2013                                                                             $      925              907
Viasystems, Inc. 10.50% 2011 (2)                                                             3,275            3,455
                                                                                                             61,676

ROAD & RAIL  -  0.33%
Union Pacific Railroad Co. Pass Through Trust: (4)
 Series 2001-1, 6.63% 2022                                                                   8,000            8,726
 Series 2002-1, 6.061% 2023                                                                 11,500           12,107
 Series 2003-1, 4.698% 2024                                                                  2,978            2,825
Burlington Northern and Santa Fe Railway Co. Pass Through Trust:(4)
 Series 1996-B, 6.96% 2009                                                                   2,527            2,691
 Series 2002-2, 5.14% 2021                                                                  12,500           12,110
 Series 2002-1, 5.943% 2022                                                                  6,735            7,045
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G,
   MBIA insured, 5.70% 2023 (2) (4)                                                          8,932            9,129
TFM, SA de CV:
 11.75% 2009                                                                                 1,855            1,818
 12.50% 2012                                                                                 2,145            2,295
                                                                                                             58,746

PHARMACEUTICALS  -  0.28%
Wyeth:
 5.50% 2013 (1)                                                                              4,000            3,867
 5.50% 2014                                                                                 18,000           17,231
Bristol-Myers Squibb Co.: (2)
 4.00% 2008                                                                                 12,695           12,616
 5.25% 2013                                                                                  2,000            1,993
Schering-Plough Corp. 5.30% 2013                                                            14,250           14,020
                                                                                                             49,727

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  0.27%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                            14,700           14,149
Micron Technology, Inc. 6.50% 2005 (2)                                                      11,000           10,973
Hyundai Semiconductor America, Inc. 8.625% 2007 (2)                                         10,150            9,773
Amkor Technology, Inc.:
 9.25% 2008                                                                                    500              525
 7.75% 2013                                                                                  3,750            3,572
ON Semiconductor Corp. and Semiconductor Components Industries, LLC:
 13.00% 2008 (1)                                                                             2,567            2,958
 12.00% 2010                                                                                   176              207
Cypress Semiconductor Corp. 3.75% convertible subordinated notes 2005                        2,994            2,975
ZiLOG, Inc. - MOD III Inc., units (5) (6)                                                    2,555 shares     1,871
                                                                                                             47,003

AIRLINES  -  0.21%
Northwest Airlines, Inc.:
 7.625% 2005                                                                                 1,100            1,084
 8.875% 2006                                                                                   875              748
 8.70% 2007                                                                                    400              308
 9.875% 2007                                                                                14,325           11,388
 10.00% 2009                                                                                 6,025            4,549
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012                                 9,000            8,191
Continental Airlines, Inc., MBIA insured, 2.26% 2009 (1)                                     2,000            2,015
Delta Air Lines, Inc.:
 7.70% 2005                                                                                  8,250            5,569
 10.00% 2008                                                                                 1,500              840
 10.375% 2022                                                                                2,577            1,173
United Air Lines, Inc. 9.00% 2003 (12)                                                       2,000              193
Jet Equipment Trust: (2)  (10)
 Series 1994-A, 11.79% 2013                                                                  4,000               20
 Series 1995-B, 10.91% 2014                                                                  5,000               25
 Series 1995-D, 11.44% 2014                                                                 10,000               50
                                                                                                             36,153

OTHER - 0.51%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                 Euro      25,975           31,759
Kern River Funding Corp. 4.893% 2018 (2)  (4)                                          $    10,447           10,150
Anglian Water Services Financing PLC 4.625% 2013                                  Euro       8,250            9,885
Jacuzzi Brands, Inc. 9.625% 2010                                                       $     7,260            7,804
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012 (2)                            7,050            7,191
American Standard Inc. 7.625% 2010                                                           6,000            6,630
Koppers Inc. 9.875% 2013                                                                     4,445            4,890
Nortek, Inc. 0%/10.00% 2011 (2)  (9)                                                         5,750            4,629
Hospira, Inc. 5.90% 2014 (2)                                                                 2,250            2,274
Anheuser-Busch Co. Inc. 9.00% 2009                                                           1,750            2,130
Boyds Collection, Ltd., Series B, 9.00% 2008                                                 1,501            1,445
LaBranche and Co., Inc. 9.50% 2009 (2)                                                       1,000            1,015
Warnaco, Inc. 8.875% 2013                                                                      925              999
Exodus Communications, Inc. 11.625% 2010 (4) (5) (10)                                        1,164                -
                                                                                                             90,801

MORTGAGE -BACKED OBLIGATIONS

PRIVATE ISSUE

COMMERCIAL MORTGAGE-BACKED SECURITIES  -  3.79% (4)
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2030 (3)                                                   44,550           48,034
 Series 1998-1, Class A-2, 6.56% 2030                                                       16,190           17,412
 Series 2000-2, Class A-1, 7.543% 2032 (3)                                                  18,307           19,833
 Series 2000-1, Class A-1, 7.656% 2032                                                      10,464           10,673
 Series 2000-1, Class A-2, 7.757% 2032                                                      18,350           20,873
Morgan Stanley Capital I, Inc.:
 Series 2003-KIDS, Class A, 1.891% 2016 (1) (2)                                             26,449           26,495
 Series 1998-WF2, Class A-1, 6.34% 2030                                                      3,070            3,170
 Series 1998-HF2, Class A-2, 6.48% 2030                                                     17,000           18,303
 Series 1999-FNV1, Class A-1 6.12% 2031                                                      6,625            6,884
 Series 1999-FNV1, Class A-2, 6.53% 2031                                                    10,000           10,833
CS First Boston Mortgage Securities Corp.:
 Series 2001-CK6, Class A-1, 4.393% 2006                                                     2,274            2,303
 Series 2002-FL2, Class A-2, 1.614% 2010 (1) (2)                                             7,641            7,608
 Series 2001-CF2, Class A-2, 5.935% 2034                                                    13,000           13,483
 Series 2001-CF2, Class A-3, 6.238% 2034                                                     9,000            9,581
 Series 2001-CK6, Class A-2, 6.103% 2036                                                    20,000           21,261
 Series 2002-CKN2, Class A-1, 4.637% 2037                                                    4,137            4,227
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)                                 43,470           44,793
GMAC Commercial Mortgage Securities, Inc.:
 Series 1997-C1, Class A-3, 6.869% 2029                                                     17,810           19,091
 Series 1997-C1, Class D, 6.997% 2029                                                        8,300            9,015
 Series 1998-C2, Class C, 6.50% 2035                                                         9,000            9,721
GS Mortgage Securities Corp. II, Series 1998-C1: (1)
 Class D, 7.421% 2030                                                                        3,750            4,069
 Class E, 7.421% 2030                                                                       31,076           32,203
Morgan Stanley Dean Witter Capital I Trust:
 Series 2002-HQ, Class A-1, 4.59% 2034                                                       7,276            7,421
 Series 2001-TOP5, Class A-3, 6.16% 2035                                                    17,468           18,665
 Series 2003-TOP9, Class A-1, 3.98% 2036                                                     9,450            9,267
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 1999-WF2, Class X, interest only, 0.423% 2031 (1)                                  260,206            4,462
 Series 1998-C1, Class A-1, 6.34% 2030                                                       4,402            4,609
 Series 1999-C1, Class X, interest only, 1.27% 2031 (1) (2)                                157,790            7,334
 Series 2000-WF2, Class A-2, 7.32% 2032                                                     16,480           18,576
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1:
 Class A-2, 7.439% 2031                                                                      5,000            5,634
 Class B, 7.619% 2031                                                                       17,125           19,404
 Class C, 7.625% 2031                                                                        5,000            5,666
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036 (3)         24,450           26,546
Salomon Brothers Commercial Mortgage Trust:
 Series 2000-C3, Class A-2, 6.592% 2033                                                      8,750            9,530
 Series 2001-C1, Class A-3, 6.428% 2035                                                     13,000           13,854
First Union National Bank Commercial Mortgage Trust:
 Series 2000-C1, Class A-1, 7.739% 2032                                                     16,574           18,104
 Series 2001-C4, Class A-1, 5.673% 2033                                                      4,365            4,578
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031       18,000           19,641
DLJ Commercial Mortgage Corp.:
 Series 1998-CF1, Class A-1A, 6.14% 2031                                                     7,895            8,059
 Series 1999-CG1, Class A-1B, 6.46% 2032                                                    10,000           10,804
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034 (2)                                18,302           17,660
GGP Mall Properties Trust, Series 2001-C1A, Class A-2, 5.007% 2011 (2)                      15,400           15,858
DLJ Mortgage Acceptance Corp.:
 Series 1996-CF2, Class A-1B, 7.29% 2021 (2)                                                   235              235
 Series 1996-CF-1, Class A-2 7.936% 2028 (1) (2)                                             2,161            2,184
 Series 1998-CF1, Class A-1B, 6.41% 2031                                                    10,000           10,713
Commercial Mortgage Trust, Series 2000-FL3A, Class D, 2.569% 2012 (1)  (2)                  13,776           12,156
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2010                     10,000           11,535
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                        4,890            5,121
Opryland Hotel Trust, Series 2001-OPRY, Class C, 2.05% 2011 (1) (2)                          5,000            5,007
GE Capital Commercial Mortgage Corp.:
 Series 2001-1, Class A-1, 6.079% 2033                                                         451              477
 Series 2001-3, Class A-1, 5.56% 2038                                                        3,988            4,165
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
   Series 1998-C2, Class A-1, 6.28% 2035                                                     4,383            4,491
Commercial Mortgage Acceptance Corp.:
 Series 1998-C2, Class A-1, 5.80% 2030                                                       1,092            1,111
 Series 1998-C1, Class A-1, 6.23% 2031                                                       1,919            1,968
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A-1, 6.417% 2030                      2,999            3,074
Merrill Lynch Mortgage Investors, Inc.: (1)
 Series 1995-C2, Class D, 7.797% 2021                                                          228              241
 Series 1995-C3, Class A-3, 7.141% 2025                                                        414              416
                                                                                                            668,431

COLLATERIZED MORTGAGE OBLIGATIONS  -  4.04% (4)
Bear Stearns ARM Trust: (1)
 Series 2003-6, Class I-A-2, 4.05% 2033  (3)                                                53,502           53,020
 Series 2003-3, Class II-A-2, 4.176% 2033  (3)                                              24,619           24,508
 Series 2003-3, Class III-A-1, 5.15% 2033                                                   11,899           11,943
 Series 2004-3, Class I-A-2, 4.344% 2034                                                    24,873           24,603
 Series 2003-9, Class III-A-2, 5.073% 2034                                                   8,377            8,358
 Series 2003-8, Class III-A-1, 5.204% 2034                                                   8,573            8,593
CS First Boston Mortgage Securities Corp.:
 Series 2002-30, Class I-A-1, 7.50% 2032                                                     7,866            8,115
 Series 2002-34, Class I-A-1, 7.50% 2032                                                       690              711
 Series 2003-AR20, Class II-A-2, 4.031% 2033 (1)                                             9,417            9,370
 Series 2003-AR12, Class II-A-2, 4.364% 2033 (1)                                             3,872            3,883
 Series 2003-AR28, Class II-A-1, 4.61% 2033 (1)                                              7,565            7,623
 Series 2003-21, Class V-A-1, 6.50% 2033                                                    40,678           41,857
 Series 2003-29, Class V-A-1, 7.00% 2033                                                    10,483           11,052
 Series 2004-3, Class IV-A-1, 6.00% 2034                                                     2,192            2,217
 Series 2004-AR5, Class VII-A-2, 4.626% 2034 (1)                                            35,000           34,562
WaMu Mortgage Pass-Through Certificates Trust:
 Series 2004-CB2, Class VII-A, 5.50% 2019                                                    2,500            2,540
 Series 2003-AR3, Class A-3, 3.57% 2033 (1)                                                    733              733
 Series 2003-AR7, Class A-7, 3.84% 2033 (1)                                                 53,287           52,290
 Series 2003-AR8, Class A, 4.03% 2033 (1)                                                   10,426           10,319
 Series 2003-AR5, Class A-7, 4.21% 2033 (1)                                                 10,537           10,553
 Series 2003-AR6, Class A-1, 4.37% 2033 (1)                                                 37,589           37,432
 Series 2004-AR1,  Class A, 4.23% 2034 (1)                                                   3,986            3,936
Merrill Lynch Mortgage Investors, Inc.: (1)
 Series 2003-A6, Class II-A, 4.283% 2033                                                     8,567            8,520
 Series 2003-A4, Class II-A, 4.61% 2033                                                     31,984           32,038
 Series 2004-A1, Class II-A-1, 4.67% 2034                                                   52,206           52,081
Banc of America Mortgage Securities Trust: (1)
 Series 2003-F, Class 2-A-1, 3.734% 2033  (3)                                               44,765           44,133
 Series 2003-G, Class 2-A-1, 4.088% 2033                                                    12,632           12,589
 Series 2003-D, Class 2-A-1, 4.183% 2033                                                     9,574            9,513
 Series 2003-I, Class 3-A-1,  4.554% 2033                                                   17,654           17,472
CHL Mortgage Pass-Through Trust:
 Series 2003-HYB3, Class 4-A-1, 3.519% 2033 (1)                                              8,355            8,277
 Series 2003-27, Class A-1, 3.81% 2033 (1)                                                  24,606           24,423
 Series 2004-7, Class 2-A-1,  4.148% 2034 (1)                                                9,573            9,452
 Series 2004-12, Class 12-A1, 4.933% 2034 (1)                                               14,780           14,802
 Series 2004-12, Class 13-A1, 4.937% 2034 (1)                                               13,000           12,827
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.735% 2034                        37,526           37,781
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1,
   Class A-II, 4.38% 2034 (1)                                                               15,660           15,319
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034 (1)           14,051           13,944
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028                        7,392            7,458
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC2, Class II-A, 5.00% 2034        5,441            5,392
MASTR Asset Securitization Trust, Series 2003-2, Class 3-A-13, 5.75% 2033                    5,000            4,851
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033 (1)               4,665            4,644
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 4.973% 2040 (1)  (2)                4,567            4,338
Travelers Mortgage Securities Corp., Series 1, Class Z-2, 12.00% 2014                        1,145            1,173
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027                1,072            1,072
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027 (2)                           918              970
Security National Mortgage Loan Trust, Series 2001-3A, Class A-2, 5.37% 2014 (2)               715              723
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                 397              403
Nationsbanc Montgomery Funding Corp., Series 1998-5, Class A-1, 6.00% 2013                     154              155
Bear Stearns Structured Securities Inc., Series 1997-2, Class AWAC, 103.725% 2036 (1) (2)       18               37
                                                                                                            712,605

OTHER  -  0.67%
Realkredit Danmark AS, Series 23D, 5.00% 2035 (4)                                 DKr      507,571           79,965
Structured Asset Securities Corp., Class A: (1) (2) (4)
 Series 1998-RF2, 8.524% 2027                                                          $    13,631           14,699
 Series 1998-RF1, 8.723% 2027                                                                4,706            5,076
 Series 1999-RF1, 7.903% 2028                                                                3,194            3,406
Hypothekenbank in Essen AG 5.25% 2008                                             Euro       6,000            7,750
Rheinische Hypothekenbank Eurobond 4.25% 2008                                                5,000            6,250
First Boston Mortgage Securities Corp., Series D: (4)
 principal only, 0% 2017                                                                $      197              169
 interest only, 10.965% 2017                                                                   197               47
                                                                                                            117,362


AGENCY PASS-THROUGHS (4)
FREDDIE MAC  -  3.37%
5.00% 2018 - 2033                                                                           51,062           50,743
6.00% 2017 - 2034                                                                          528,430          539,441
8.00% 2008 - 2026                                                                              367              399
8.25% 2007                                                                                     224              233
8.50% 2007 - 2027                                                                            1,848            1,973
8.75% 2008                                                                                     303              318
11.00% 2018                                                                                    250              285
                                                                                                            593,392

FANNIE MAE  -  3.22%
3.805% 2033 (1)                                                                              6,371            6,293
4.50% 2018                                                                                  18,209           17,853
5.00% 2018 - 2033                                                                           46,586           46,568
5.179% 2026 (1)                                                                              1,779            1,812
5.50% 2019 - 2033                                                                          194,741          196,132
6.00% 2016 - 2034                                                                          219,492          224,519
6.50% 2029 - 2034                                                                           52,362           54,658
7.00% 2009 - 2032                                                                            7,750            8,221
7.50% 2009 - 2031                                                                            4,322            4,640
8.00% 2023 - 2031                                                                              712              772
8.50% 2009 - 2027                                                                              320              335
9.00% 2018 - 2022                                                                              445              481
9.50% 2009                                                                                      53               57
10.00% 2018                                                                                    866              983
11.00% 2020                                                                                    346              398
11.269% 2020 (1)                                                                               977            1,135
11.50% 2016                                                                                  1,085            1,255
12.00% 2019                                                                                    962            1,128
                                                                                                            567,240

GOVERNMENT NATIONAL MORTGAGE ASSN.  -  0.56%
6.00% 2033                                                                                  23,203           23,815
6.50% 2008 - 2031                                                                            1,601            1,693
7.00% 2022 - 2031                                                                           32,416           34,685
7.50% 2007 - 2032                                                                           12,211           13,208
8.00% 2017 - 2030                                                                           12,749           13,989
8.50% 2020 - 2029                                                                            1,633            1,799
9.00% 2009 - 2022                                                                            2,134            2,306
9.50% 2009 - 2020                                                                            1,752            1,913
10.00% 2020 - 2021                                                                           4,638            5,287
                                                                                                             98,695


AGENCY (4)
COLLATERALIZED MORTGAGE OBLIGATIONS  -  0.76%
Fannie Mae:
 Series 90-93, Class G, 5.50% 2020                                                              93               96
 Series 2001-4, Class GA, 10.218% 2025 (1)                                                   1,632            1,851
 Series 2001-4, Class NA, 11.807% 2025 (1)                                                   8,861           10,236
 Series 1998-W5, Class B3, 6.50% 2028 (2)                                                    3,941            3,927
 Series 2002-W3, Class A-5, 7.50% 2028                                                      14,176           15,199
 Series 2003-T3, Class 2A-3, 2.869% 2029                                                     6,650            6,663
 Series 2002-W7, Class A-5, 7.50% 2029                                                       1,991            2,135
 Series 2001-20, Class E, 9.595% 2031 (1)                                                      324              360
 Series 2001-20, Class C, 11.962% 2031 (1)                                                     381              445
 Series 2003-W10, Class 1A-2B, 3.112% 2037                                                  19,200           18,833
 Series 2001-T10, Class A-1, 7.00% 2041                                                     20,330           21,501
 Series 2001-50, Class BA, 7.00% 2041                                                        6,740            7,159
 Series 2002-W1, Class 2A, 7.50% 2042                                                       15,550           16,673
Freddie Mac:
 Series H009, Class A-2, 1.876% 2008 (1)                                                     5,823            5,635
 Series 2310, Class A, 10.573% 2017 (1)                                                      2,120            2,342
 Series 41, Class F, 10.00% 2020                                                               331              332
 Series 178, Class Z, 9.25% 2021                                                               309              310
 Series T-056, Class A-2A, 2.842% 2036                                                      19,750           19,549
 Series T-042, Class A-2, 5.50% 2042                                                           957              958
                                                                                                            134,204

ASSET-BACKED OBLIGATIONS (4)

AUTO LOAN  -  1.92%
MMCA Auto Owner Trust:
 Series 2000-2, Class B, 7.42% 2005                                                          5,778            5,808
 Series 2000-1, Class B, 7.55% 2005                                                          9,717            9,761
 Series 2001-2, Class B, 5.75% 2007                                                          2,730            2,753
 Series 2001-3, Class B, 2.189% 2008 (1)                                                     7,274            7,212
 Series 2002-4, Class B, 3.82% 2009                                                          5,447            5,466
 Series 2002-2, Class A-4, 4.30% 2010                                                       24,600           24,852
 Series 2002-2, Class B, 4.67% 2010                                                          1,509            1,419
CPS Auto Receivables Trust: (2)
 Series 2003-A, Class A-2, XLCA insured, 2.89% 2009                                         33,961           33,679
 Series 2002-B, Class A-2, XLCA insured, 3.50% 2009                                          2,886            2,917
 Series 2002-C, Class A-2, XLCA insured, 3.52% 2009                                          1,499            1,503
 Series 2004-A, Class A-2, FSA insured, 3.87% 2010                                           7,141            7,147
AmeriCredit Automobile Receivables Trust:
 Series 2003-A-M, Class A-3-A, MBIA insured, 2.37% 2007                                     17,000           17,013
 Series 2003-A-M, Class A-4-A, MBIA insured, 3.10% 2009                                      2,000            1,999
 Series 2002-C, Class A-4, FSA insured, 3.55% 2009                                           4,000            4,022
 Series 2003-CF, Class A-4, FSA insured, 3.48% 2010                                         15,500           15,511
WFS Financial Owner Trust:
 Series 2002-3, Class A-4, 3.50% 2010                                                       15,000           15,115
 Series 2004-1, Class C, 2.49% 2011                                                          6,000            5,938
 Series 2004-1, Class A-4, 2.81% 2011                                                       12,000           11,766
First Investors Auto Owners Trust, MBIA insured: (2)
 Series 2002-A, Class A, 3.46% 2008                                                          2,980            3,000
 Series 2003-A, Class A, 2.58% 2011                                                         27,282           27,248
Triad Automobile Receivables Trust, AMBAC insured:
 Series 2002-A, Class A-3, 2.62% 2007                                                        8,993            9,029
 Series 2002-1, Class A-3, 3.00% 2009 (2)                                                   10,595           10,658
Drive Auto Receivables Trust: (2)
 Series 2004-A, Class A-2, XLCA insured, 1.638% 2006                                        11,000           10,918
 Series 2003-1, Class A-3, MBIA insured, 2.41% 2007                                          5,000            4,982
 Series 2001-2, Class A, MBIA insured, 3.91% 2007                                            3,292            3,339
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                            16,000           16,269
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 2010 (2)      14,061           14,058
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007 (2)                12,000           11,893
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524% 2008 (2)          8,000            8,012
Harley-Davidson Motorcycle Trust:
 Series 2001-3, Class B, 3.72% 2009                                                            775              781
 Series 2001-3, Class A-2, 4.04% 2009                                                        4,168            4,217
 Series 2002-2, Class B, 2.84% 2010                                                          2,371            2,368
Chase Manhattan Auto Owner Trust, Series 2002-B, 4.24% 2009                                  6,896            7,002
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010           6,367            6,414
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010 (2)          6,357            6,357
Continental Auto Receivables Owner Trust, Series 2000-B, Class CTFS,
   MBIA insured, 7.11% 2007 (2)                                                              5,261            5,275
Hyundai Auto Receivables Trust: (2)
 Series 2001-A, Class C, 5.57% 2006                                                          2,380            2,428
 Series 2002-A, Class C, 3.91% 2009                                                          2,000            2,013
SeaWest Securitization, LLC, XLCA insured: (2)
 Series 2002-A, Class A-3, 3.58% 2008                                                        2,490            2,508
 Series 2003-A, Class A-2, 2.84% 2009                                                        1,072            1,077
Chevy Chase Auto Receivables Trust, Series 2001-2, Class A-4, 4.44% 2007                     3,355            3,396
World Omni Auto Receivables Trust, Series 2001-B, Class B, 4.14% 2008                          976              988
                                                                                                            338,111

AIRPLANE EQUIPMENT TRUST CERTIFICATE-SINGLE LESSEE  -  1.57%
Continental Airlines, Inc.:
 Series 1998-3, Class C-2, 7.25% 2005                                                       12,000           10,236
 Series 2001-1, Class A-2, 6.503% 2011                                                      10,500            9,800
 Series 1997-1, Class A, 7.461% 2016                                                        10,722            9,985
 Series 1996-2, Class D, 11.50% 2016                                                         1,936            1,384
 Series 2001-1, Class B, 7.373% 2017                                                         4,919            3,936
 Series 1998-1, Class A, 6.648% 2019                                                        22,997           21,478
 Series 1997-4, Class A, 6.90% 2019                                                         28,642           26,935
 Series 1999-1, Class B, 6.795% 2020                                                        16,092           12,594
 Series 2001-1, Class A-1, 6.703% 2021                                                       9,545            8,908
 Series 2000-1, Class A-1, 8.048% 2022                                                       4,240            4,149
Delta Air Lines, Inc.:
 Series 2003-1, Class G, AMBAC insured, 1.92% 2009 (1)                                      15,229           15,323
 Series 2001-1, Class A-1, 6.619% 2011                                                      12,313           11,646
 Series 2000-1, Class A-2, 7.57% 2012                                                        3,500            3,250
 Series 2001-1, Class A-2, 7.111% 2013                                                      15,000           13,931
 Series 2002-1, Class C, 7.779% 2013                                                        12,105            6,658
 Series 1992-A2, 9.20% 2014                                                                 11,500            5,750
 1991 Equipment trust certificates, Series J, 10.00% 2014 (2)                                5,000            2,500
 1990 Equipment trust certificates, Series F, 10.79% 2014 (2)                                1,700              884
American Airlines, Inc.:
 Series 1999-1, Class A-1, 6.855% 2010                                                      13,480           13,302
 Series 2001-2, Class A-1, 6.978% 2012                                                      22,865           22,598
 Series 2001-2, Class A-2, 7.858% 2013                                                       5,000            4,977
 Series 1991-C2, 9.73% 2014                                                                  6,410            4,785
 Series 2001-1, Class B, 7.377% 2019                                                         7,982            5,712
Northwest Airlines, Inc.:
 Series 2001-1, Class A-2, 6.841% 2012                                                       9,955            9,653
 Series 1999-2, Class A, 7.575% 2020                                                         6,165            6,065
 Series 2002-1, Class G-2, MBIA insured, 6.264% 2021                                         7,898            8,043
 Series 2001-1, Class A-1, 7.041% 2023                                                       2,238            2,153
Southwest Airlines Co.:
 Series 2001-1, Class A-2, 5.496% 2006                                                       5,000            5,185
 Series 2001-1, Class B, 6.126% 2006                                                         7,500            7,893
AIR 2 US, Series A, 8.027% 2020 (2)                                                          9,036            7,860
United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 2012                                 9,000            7,355
Jet Equipment Trust:  (2) (10)
 Series 1995-B, Class A, 7.63% 2015                                                          3,625            2,175
 Series 1995-B, Class C, 9.71% 2015                                                          5,500              286
 Series 1995-A, Class C, 10.69% 2015                                                         2,750               14
                                                                                                            277,403

HOME EQUITY  -  1.20%
Residential Asset Securities Corp. Trust:
 Series 2003-KS2, Class A-I-2, 2.15% 2024                                                    5,200            5,196
 Series 2002-KS4, Class A-1-3, AMBAC insured, 4.59% 2026                                     2,306            2,315
 Series 2003-KS2, Class A-I-3, 2.66% 2028                                                   16,750           16,629
 Series 1999-KS3, Class A-I-7, AMBAC insured, 7.505% 2030                                    3,481            3,635
 Series 2001-KS3, Class A-I-6, 5.96% 2031                                                   24,400           25,490
Residental Asset Mortgage Products Trust:
 Series 2004-RZ1, Class A-I-2, 2.34% 2027                                                   19,000           18,333
 Series 2003-RS1, Class A-I-3, 3.495% 2028                                                   3,375            3,381
 Series 2004-RS3, Class A-I-2, 3.052% 2029                                                   1,550            1,461
 Series 2003-RZ4, Class A-7, 4.79% 2033 (1)                                                 10,000            9,542
 Series 2003-RS11, Class A-I-7, 4.828% 2033                                                  9,000            8,600
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class A-4, 1.78% 2034 (1)              22,757           22,755
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                       22,400           22,424
Morgan Stanley Capital I, Inc., Series 2004-NC3, Class M-1, 1.83% 2034 (1)                  20,000           20,012
CitiFinancial Mortgage Securities Inc., Series 2003-1, Class AF-2, 2.948% 2033              11,000           11,026
Impac CMB Trust, Series 2004-6, Class M-4, 2.429% 2034 (1)                                  10,500           10,500
Conseco Finance Home Equity Loan Trust:
 Series 2002-B, Class M-1, 2.989% 2033 (1)                                                   4,500            4,591
 'Series 2002-B, Class A-2, 5.31% 2033                                                       2,612            2,624
Chase Funding Trust:
 Series 2003-1, Class IA-3, 3.14% 2023                                                       3,500            3,512
 Series 1999-1, Class IIM-2, 1.88% 2028 (1)                                                  1,577            1,578
 Series 1999-3, Class IIM-1, 1.95% 2029 (1)                                                  1,741            1,745
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 2.10% 2031 (1)               5,000            5,069
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A,
    Class AF-6, 6.537% 2030                                                                  4,554            4,586
Advanta Mortgage Loan Trust, Series 1999-2, Class A-6, AMBAC insured, 6.82% 2029             3,342            3,455
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 2.05% 2032 (1)                     2,000            1,986
Home Equity Asset Trust, Series 2004-2, Class M-1, 1.83% 2034 (1)                            1,000            1,001
Residential Funding Mortgage Securities II, Inc., Series 2001-HS2, Class A-4,
   AMBAC insured, 6.43% 2016 (1)                                                               556              557
CS First Boston Mortgage Securities Corp., Series 2001-HE16, Class A-IO,
    interest only, 5.64% 2004                                                                2,865
                                                                                                            212,003

CREDIT CARD  -  0.97%
Metris Master Trust: (1)
 Series 2000-1, Class A, 1.58% 2008                                                         41,100           40,947
 Series 2000-3, Class A, 1.54% 2009                                                          3,500            3,459
 Series 2001-2, Class A, 1.60% 2009                                                         23,000           22,695
 Series 2001-2, Class C, 3.18% 2009 (2)                                                     10,000            9,378
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009                      17,000           17,624
MBNA Master Credit Card Trust II:
 Series 1999-B, Class A, 5.90% 2011                                                          3,000            3,217
 Series 1999-B, Class B, 6.20% 2011                                                          3,750            4,021
Consumer Credit Reference Index Securities Program Trust:
 Series 2002-1A, Class A, AMBAC insured, 3.55% 2007 (1) (2)                                 10,158           10,291
 Series 2002-2A, Class FX, 10.421% 2007 (2)                                                  8,250            8,510
Pass-through Amortizing Credit Card Trusts: (2)
 Series 2002-1A, Class A-2FX, 4.685% 2012                                                    4,265            4,308
 Series 2002-1A, Class A-3FX, 6.298% 2012                                                   13,575           13,664
NextCard Credit Card Master Note Trust, Series 2000-1, Class B, 2.039% 2006 (1) (2)          8,733            8,711
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 1.939% 2010 (1) (2)         8,000            8,068
First USA Credit Card Master Trust, Series 1997-4, Class C, 2.279% 2010 (1) (2)              6,630            6,642
Capital One Multi-asset Execution Trust, Series 2003-1, Class A, 1.629% 2009 (1)             6,000            6,031
CompuCredit Credit Card Master Note Business Trust, Series 2001-A,
   Class B, 2.719% 2008 (1)  (2)                                                             1,500            1,499
Capital One Master Trust, Series 2002-1A, Class B, 1.839% 2011 (1)                           1,000            1,011
                                                                                                            170,076

STRANDED ASSET  -  0.28%
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                          15,000           16,259
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009                          14,250           15,307
California Infrastructure and Economic Development Bank, Special Purpose Trust:
 SCE-1, Series 1997-1, Class A-6, 6.38% 2008                                                 2,998            3,135
 PG&E-1, Series 1997-1, Class A-7, 6.42% 2008                                                8,939            9,334
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008                                  4,500            4,938
                                                                                                             48,973

FRANCHISE EQUIPMENT  -  0.25%
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 2017 (2)                       13,800           14,461
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022 (2)              8,988            8,674
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020 (2)                        7,845            7,960
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029               8,500            6,800
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009 (2)       4,906            4,873
CIT Equipment Collateral, Series 2002-VT1, Class B, 3.97% 2009                               1,162            1,164
                                                                                                             43,932

MANUFACTURED HOUSING  -  0.24%
Green Tree Financial Corp.:
 Series 1993-2, Class B, 8.00% 2018                                                          2,250            2,163
 Series 1995-3, Class B-2, 8.10% 2025   (10)                                                 5,000            1,500
 Series 1995-8, Class B2, 7.65% 2026   (10)                                                  8,197            1,639
 Series 1995-6, Class B-2, 8.00% 2026   (10)                                                 2,785              418
 Series 1996-6, Class B-2, 8.35% 2027   (10)                                                10,174            2,238
 Series 1996-5, Class B-2, 8.45% 2027   (10)                                                 6,567            1,445
 Series 1996-10, Class A-6, 7.30% 2028                                                       6,184            6,538
 Series 1997-8, Class B-2, 7.75% 2028   (10)                                                 3,074              676
 Series 1997-6, Class A-7, 7.14% 2029                                                       12,072           12,676
 Series 1997-6, Class B-2, 7.75% 2029   (10)                                                 4,958            1,091
 Series 1998-4, Class B-2, 8.11% 2030   (10)                                                12,988            2,857
Conseco Finance Manufactured Housing Contract Trust:
 Series 2001-3, Class A-2, 5.16% 2033   (10)                                                 4,131            4,180
 Series 2001-3, Class A-3, 5.79% 2033   (10)                                                 5,000            5,108
                                                                                                             42,529

OTHER  -  0.16%
Banco Itau SA, Series 2002, XLCA insured, 1.85% 2007 (1) (2)                                14,900           14,882
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (2)             10,000           10,741
NPF XII, Inc.:  (2) (5)
 Series 1999-3, Class B, 2.389% 2003 (1) (12)                                                3,000               30
 Series 2001-1A, Class A,  1.989% 2004 (1) (12)                                              7,000              627
 Series 2001-3A, Class A, 5.52% 2007 (10)                                                   16,000            1,434
                                                                                                             27,714

GOVERNMENT OBLIGATIONS
U.S. GOVERNMENT
U.S. TREASURY NOTES AND BONDS  -  12.34%
 6.00% August 2004                                                                         106,000          106,630
 11.625% November 2004                                                                      30,000           31,111
 6.75% May 2005                                                                            213,845          222,465
 1.125% June 2005                                                                            6,270            6,212
 5.75% November 2005                                                                       111,000          116,064
 5.875% November 2005                                                                       20,000           20,944
 6.875% May 2006  (3)                                                                      223,180          240,267
 3.375% January 2007  (3) (15)                                                             244,415          261,599
 6.25% February 2007                                                                        63,725           68,873
 4.375% May 2007                                                                            32,500           33,597
 6.625% May 2007                                                                            40,000           43,806
 6.125% August 2007                                                                         25,000           27,125
 3.00% November 2007                                                                        70,500           69,839
 3.625% January 2008  (15)                                                                 116,369          127,023
 2.625% May 2008                                                                            20,000           19,378
 5.625% May 2008                                                                            40,000           43,069
 4.75% November 2008                                                                        40,000           41,781
 6.00% August 2009  (3)                                                                      9,000            9,890
 10.375% November 2009                                                                      12,500           12,904
 10.00% May 2010                                                                             5,000            5,337
 5.75% August 2010                                                                          20,000           21,806
 3.50% January 2011  (15)                                                                   75,604           83,825
 5.00% February 2011                                                                        25,000           26,184
 Principal Strip 0% August 2011                                                             10,495            7,659
 5.00% August 2011                                                                           4,160            4,345
 3.00% July 2012  (15)                                                                       1,035            1,118
 10.375% November 2012                                                                      24,500           29,955
 12.00% August 2013  (3)                                                                    10,000           13,206
 11.250% February 2015                                                                      70,000          108,018
 Principal Strip 0% November 2015                                                            8,000            4,505
 9.875% November 2015                                                                       10,000           14,406
 8.875% August 2017                                                                         10,000           13,706
 Principal Strip 0% May 2018                                                                24,120           11,449
 6.875% August 2025                                                                        238,750          284,038
 5.25% November 2028                                                                        35,545           34,834
 0% February 2029                                                                            4,950            1,261
 3.875% April 2029  (15)                                                                     1,818            2,313
 6.25% May 2030                                                                              3,740            4,189
                                                                                                          2,174,731

NON-PASS-THROUGH AGENCY SECURITIES
FANNIE MAE BONDS & NOTES  -  0.99%
 7.00% 2005                                                                                 90,000           94,347
 6.25% 2011                                                                                 29,250           31,397
 5.25% 2012                                                                                 20,000           19,992
 7.25% 2030                                                                                 23,750           28,114
                                                                                                            173,850

FREDDIE MAC BONDS & NOTES  -  0.59%
 4.25% 2005                                                                                 27,250           27,787
 5.75% 2010                                                                       Euro      12,000           15,951
 4.75% 2012                                                                            $    20,000           19,424
 6.25% 2012                                                                                 15,000           15,585
 6.75% 2031                                                                                 22,650           25,354
                                                                                                            104,101

FEDERAL HOME LOAN BANK BONDS & NOTES  -  0.17%
 4.50% 2012                                                                                 31,500           30,477

OTHER
OTHER - 0.07%
U.S. Government-Guaranteed Certificates of Participation, Overseas
   Private Investment Corp., Series 2000-044-A, 3.74% 2015 (4)                              13,090           12,793

GOVERNMENTS & GOVERNMENTAL BODIES (NON-U.S.)

NON-U.S. GOVERNMENT OBLIGATIONS  -  5.48%
Bundesobligation Eurobond:
 5.00% 2005                                                                       Eu        93,040          116,409
 4.50% 2006                                                                                 41,920           52,744
Deutschland Republic:
 4.50% 2009                                                                                 55,000           69,602
 6.25% 2030                                                                                 27,270           39,497
Japanese Government:
 0.10% 2004                                                                       Yen    1,220,000           11,165
 0.50% 2007                                                                              4,186,100           38,476
 0.90% 2008                                                                             11,030,000          101,854
 0.50% 2013                                                                              5,726,450           47,325
Canadian Government:
 9.00% 2004                                                                       C$        10,000            7,687
 4.25% 2026  (15)                                                                           66,455           66,103
United Mexican States Government Eurobonds, Global:
 4.625% 2008                                                                           $    11,000           10,860
 10.375% 2009                                                                               14,500           17,552
 11.375% 2016                                                                               18,658           26,121
 8.30% 2031                                                                                  8,220            8,631
 7.50% 2033                                                                                  3,750            3,639
Hungarian Government:
 8.50% 2006                                                                       HUF    4,500,000           21,013
 6.25% 2007                                                                              5,305,000           23,095
 6.25% 2008                                                                                300,000            1,282
 6.75% 2013                                                                              2,270,000            9,692
Polish Government:
 8.50% 2006                                                                       PLZ       72,000           19,798
 6.00% 2010                                                                                 80,750           20,330
Russian Federation:
 8.25% 2010                                                                            $    21,580           23,494
 8.25% 2010 (2)                                                                              3,300            3,593
 5.00% 2030 (2)                                                                             13,800           12,670
 5.00% 2030 (1) (2)                                                                            145              133
Korean Government 4.50% 2008                                                      KRW   45,600,000           39,617
Swedish Government:
 5.00% 2009                                                                       SKr      105,000           14,524
 5.25% 2011                                                                                110,000           15,354
United Kingdom:
 8.50% 2005                                                                       Lira       1,540            2,937
 5.00% 2008                                                                                  6,960           12,616
 6.00% 2028                                                                                  1,800            3,789
 4.25% 2032                                                                                  3,125            5,190
Italian Government BTPS Eurobond 6.00% 2007                                       Euro      16,204           21,393
New South Wales Treasury Corp. 8.00% 2008                                         A$        26,000           19,386
French Government O.A.T. Eurobond:
 Strip Principal 0% 2019                                                          Euro      14,000            8,247
 5.50% 2029                                                                                  7,610           10,001
State of Qatar 9.75% 2030                                                              $    12,220           16,909
Banque Centrale de Tunisie:
 4.75% 2011                                                                       Euro       3,000            3,595
 7.375% 2012                                                                           $     6,250            6,844
Norwegian Government 6.00% 2011                                                   NOK       57,000            9,017
Panama (Republic of):
 10.75% 2020                                                                            $      210              236
 Global 9.375% 2023                                                                          3,837            3,933
 8.875% 2027                                                                                   250              244
 Global 9.375% 2029                                                                            675              751
Chile (Republic of) 7.125% 2012                                                              3,000            3,329
Peru (Republic of):
 9.125% 2012                                                                                   432              445
 8.375% 2016                                                                                 2,500            2,337
 Past Due Interest Eurobond 5.00% 2017 (1)                                                     396              338
Brazil (Federal Republic of):
 Bearer 8.00% 2014 (8)                                                                         717              660
 8.875% 2024                                                                                 1,375            1,128
 12.25% 2030                                                                                   425              444
 11.00% 2040                                                                                   610              576
Bulgaria (Republic of) 8.25% 2015                                                            2,065            2,417
New Zealand Government 4.50% 2016 (15)                                            NZ$        3,488            2,356
Dominican Republic 9.50% 2006 (2)                                                      $     2,135            1,473
Guatemala (Republic of) 10.25% 2011 (2)                                                      1,000            1,125
Venezuela (Republic of) 9.25% 2027                                                             915              778
Turkey (Republic of) 12.375% 2009                                                              500              574
Argentina (Republic of):  (14)
 Series E, 0% 2003                                                                           1,000              255
 Global 15.50% 2008                                                                            725              199
 11.75% 2009                                                                                    60               17
 12.25% 2018 (8)                                                                                80               22
 12.00% 2031 (8)                                                                                53               14
                                                                                                            965,835

DEVELOPMENT AUTHORITIES  -  0.04%
Corporacion Andina de Fomento 6.875% 2012                                                    5,895            6,349
                                                                                                              6,349
MUNICIPAL OBLIGATIONS

MUNICIPAL OBLIGATIONS  -  1.64%
State of California:
 Golden State Tobacco Securitization Corp., Tobacco Settlement
  Asset-backed Bonds, Series 2003-A1, 5.00% 2021                                             8,155            8,006
 Golden State Tobacco Securitization Corp., Tobacco Settlement
    Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                          64,975           58,335
State of New Jersey:
 Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed
    Bonds, Series 2003, 4.375% 2019                                                          6,000            5,820
 Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
   Series 2003, 6.125% 2024                                                                 27,290           24,649
 Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
   Series 2002, 5.75% 2032                                                                  31,360           26,969
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, 6.125% 2027 (3)                                           40,480           36,612
State of Louisiana:
 Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds,
   Series 2001-A, Class A, 6.36% 2025                                                       24,237           23,669
 Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                    10,000            8,389
State of South Dakota, Educational Enhancement Funding Corp. Tobacco
   Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025                        29,508           27,884
California Dept. of Water Resources, Power Supply Revenue Bonds, Series 2002-E:
 3.975% 2005                                                                                10,000           10,101
 4.33% 2006                                                                                 13,320           13,523
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds
   (San Diego Unified Port District-South Bay Plant Acquisition),
    Series 1999, 6.63% 2009 (2) (4)                                                         12,509           13,106
Los Angeles County, California, Metropolitan Transportation Authority,
   General Revenue Refunding Bonds (Workers' Compensation Funding Program),
   Series 2003, AMBAC insured:
 3.83% 2008                                                                                  5,000            4,968
 4.56% 2010                                                                                  5,000            4,984
State of Arkansas, Chugach Electric Association, Inc., Series 2001-A,
   MBIA insured, 6.55% 2011                                                                  7,500            8,217
State of South Carolina, Tobacco Settlement Revenue Management Authority,
   Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022                          6,410            5,688
New York Dormitory Authority, City University System Consolidated Third
   General Resolution Revenue Bonds, Series 2003-2, 2.38% 2005                               4,500            4,496
New York Housing Finance Agency., State Personal Income Tax Revenue Bonds
    (Economic Development and Housing), Series B:
 2.88% 2007                                                                                  2,000            1,972
 3.09% 2007                                                                                  2,200            2,163
                                                                                                            289,551

EQUITY-RELATED SECURITIES - 0.39%

Stocks & warrants - 0.39%
NTELOS Inc. (2) (5) (6) (7)                                                              1,020,970 shares    22,972
Wilshire Financial Services Group Inc. (6)                                               1,601,967           14,882
ZiLOG, Inc. (6) (7)                                                                        879,000            9,634
AirGate PCS, Inc.  (2) (7)                                                                 440,553            8,062
Dobson Communications Corp., Class A (2) (7)                                             2,432,959            7,931
DigitalGlobe, Inc. (2)  (5) (7)                                                          3,984,039            3,984
VersaTel Telecom International NV  (7)                                                     779,280            1,517
Clarent Hospital Corp. (6) (7)                                                             331,291              414
XO Communications, Inc.: (7)
 Series A, warrants, expire 2010                                                            11,372               17
 Series B, warrants, expire 2010                                                             8,529                9
 Series C, warrants, expire 2010                                                             8,529                6
XO Communications, Inc. (7)                                                                  5,685               23
Protection One, Inc., warrants, expire 2005 (2) (5) (7)                                     54,400                5
                                                                                                             69,456


TOTAL BONDS, NOTES PREFERRED STOCKS &
   EQUITY-RELATED SECURITIES (cost: $16,572,937,000)                                                     16,987,107



                                                                                           Principal         Market
                                                                                            amount           value
SHORT-TERM SECURITIES - 6.01%                                                                (000)           (000)

CORPORATE SHORT-TERM NOTES  -  5.07%
Receivables Capital Co., LLC: (2)
  1.08% due 7/9/2004                                                                   $    15,100           15,096
  1.25% due 7/22/2004                                                                       40,000           39,969
  1.28% due 7/30/2004                                                                       25,000           24,973
Bank of America Corp. 1.20% due 8/9/2004                                                    20,000           19,973
Variable Funding Capital Corp.: (2)
  1.10% due 7/12/2004                                                                       25,000           24,991
  1.08%-1.09% due 7/14/2004                                                                 50,000           49,979
  1.22% due 7/20/2004                                                                       25,000           24,983
Park Avenue Receivables Co. LLC: (2)
  1.07% due 7/8/2004                                                                        25,000           24,994
  1.21% due 7/21/2004                                                                       25,000           24,982
J.P. Morgan Chase & Co.:
  1.10% due 7/19/2004                                                                       25,000           24,985
  1.31% due 8/16/2004                                                                       25,000           24,957
Procter & Gamble Co.: (2)
  1.10% due 7/15/2004                                                                       25,000           24,989
  1.16% due 7/23/2004                                                                       50,000           49,963
  1.26% due 8/18/2004                                                                       25,000           24,956
Pfizer Inc: (2)
  1.05% due 7/12/2004                                                                       23,100           23,092
  1.23% due 8/6/2004                                                                        50,000           49,937
  1.28% due 8/12/2004                                                                       26,900           26,859
E.I. DuPont de Nemours & Co.:
  1.02%-1.03% due 7/7/2004                                                                  38,000           37,992
  1.18% due 7/14/2004                                                                       37,000           36,983
CAFCO LLC 1.30% due 8/17/2004 (2)                                                           75,000           74,869
Clipper Receivables Co. LLC: (2)
 1.08% due 7/13/2004                                                                        30,000           29,988
 1.09% due 7/26/2004                                                                        25,000           24,980
Coca-Cola Co. 1.04%-1.05% due 7/9/2004                                                      50,000           49,987
Edison Asset Securitization LLC 1.10%-1.13% due 7/16/2004 (2)                               50,000           49,975
Netjets Inc.: (2)
  1.12% due 7/28/2004                                                                       25,600           25,578
  1.35% due 9/7/2004                                                                        24,400           24,335
IBM Credit Corp.:
  1.40% due 7/1/2004                                                                        13,200           13,199
  1.04% due 7/12/2004                                                                       25,000           24,991
                                                                                                            892,555

CERTIFICATES OF DEPOSIT  -  0.57%
Wells Fargo & Co. 1.30% due 8/6/2004                                                        50,000           50,000
State Street Corp. 1.12% due 7/26/2004                                                      50,000           50,000
                                                                                                            100,000

U.S. TREASURIES  -  0.31%
U.S. Treasury Bills .895%-1.04% due 7/22/2004                                               55,500           55,465

FEDERAL AGENCY DISCOUNT NOTES  -  0.06%
Federal Home Loan Bank 1.04% due 7/21/2004                                                  10,000            9,994


TOTAL SHORT-TERM SECURITIES (cost: $1,058,021,000)                                                        1,058,014


TOTAL INVESTMENT SECURITIES (cost: $17,630,958,000)                                                      18,045,121

Other assets less liabilities                                                                              -424,570

NET ASSETS                                                                                              $17,620,551


(1)  Coupon rate may change periodically.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) This security, or a portion of this security, has been segregated to cover funding requirement on investment transactions settling in the future.
(4) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(5) Valued under fair value procedures adopted by authority of the Board of Directors.
(6) The fund owns 11.77%, 5.24%, 7.58% and 5.43% of the outstanding voting securities of NTELOS, Inc., ZiLOG Inc., Wilshire Financial Services Group Inc. and Clarent Hospital Corp., respectively, and thus is considered an affiliate of these companies under the Investment Act of 1940.
(7)  Security did not produce income during the last 12 months.
(8) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(9)  Step bond; coupon rate will increase at a later date.
(10) Company not making scheduled interest payments; bankruptcy proceedings pending.
(11) Purchased as a unit; issue was separated but reattached for reporting purposes.
(12) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(13) This unit also contains 999,000 par of Drax Group Ltd., Class A-3, 10.0375% 2020 and 999,000 shares of Drax Group Ltd. common stock.
(14) Scheduled interest or principal payments not made; reorganization pending.
(15) Index-linked bond whose principal amount moves with a government retail price index.


See Notes to Financial Statements



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                  unaudited
at June 30, 2004
(dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $17,554,643)         $17,981,793
  Affiliated issuers (cost: $76,315)                    63,328     $18,045,121
 Cash                                                                   41,235
 Receivables for:
  Sales of investments                                 257,590
  Sales of fund's shares                                45,406
  Open forward currency contracts                           31
  Dividends and interest                               221,510         524,537
                                                                    18,610,893
LIABILITIES:
 Payables for:
  Purchases of investments                             925,693
  Repurchases of fund's shares                          31,736
  Dividends on fund's shares                            13,141
  Open forward currency contracts                        5,483
  Closed forward currency contracts                      3,318
  Investment advisory services                           3,662
  Services provided by affiliates                        6,841
  Deferred Directors' compensation                         282
  Other fees and expenses                                  186         990,342
NET ASSETS AT JUNE 30, 2004                                        $17,620,551

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                        $17,767,489
 Distributions in excess of net investment income                       (6,168)
 Accumulated net realized loss                                        (549,766)
 Net unrealized appreciation                                           408,996
NET ASSETS AT JUNE 30, 2004                                        $17,620,551


TOTAL AUTHORIZED CAPITAL STOCK - 2,500,000 SHARES, $.001 PAR VALUE (1,330,854 total shares outstanding)

                                                  Shares       Net asset value
                           Net assets          outstanding      per share (1)

Class A                    $14,275,752           1,078,226         $13.24
Class B                      1,287,332              97,230          13.24
Class C                        941,572              71,115          13.24
Class F                        356,342              26,914          13.24
Class 529-A                    141,980              10,723          13.24
Class 529-B                     41,479               3,133          13.24
Class 529-C                     69,890               5,279          13.24
Class 529-E                      8,672                 655          13.24
Class 529-F                      2,871                 217          13.24
Class R-1                        7,880                 595          13.24
Class R-2                      173,090              13,074          13.24
Class R-3                      152,479              11,517          13.24
Class R-4                       44,065               3,328          13.24
Class R-5                      117,147               8,848          13.24

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $13.76 for each.


See Notes to Financial Statements


STATEMENT OF OPERATIONS                                              unaudited
for the six months ended June 30, 2004                   (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                             $449,375
  Dividends                                               7,247       $456,622

 Fees and expenses:
  Investment advisory services                           22,116
  Distribution services                                  30,733
  Transfer agent services                                 9,539
  Administrative services                                 2,352
  Reports to shareholders                                   650
  Registration statement and prospectus                     519
  Postage, stationery and supplies                        1,073
  Directors' compensation                                    62
  Auditing and legal                                         80
  Custodian                                                 318
  State and local taxes                                     157
  Other                                                      39
  Total expenses before reimbursement                    67,638
   Reimbursement of expenses                                311         67,327
 Net investment income                                                 389,295

NET REALIZED GAIN AND UNREALIZED DEPRECIATION
  ON INVESTMENTS AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                           158,402
  Non-U.S. currency transactions                           (800)       157,602
 Net unrealized depreciation on:
  Investments                                          (510,265)
  Non-U.S. currency translations                         (2,657)      (512,922)
   Net realized gain and unrealized depreciation
     on investments and non-U.S. currency                             (355,320)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $33,975


See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                            Six months            Year ended
                                                           ended June 30,         December 31,
                                                                2004*                 2003
OPERATIONS:
 Net investment income                                       $389,295              $804,752
 Net realized gain on investments and
  non-U.S. currency transactions                              157,602                10,312
 Net unrealized (depreciation) appreciation
  on investments and non-U.S. currency translations          (512,922)              983,905
  Net increase in net assets
   resulting from operations                                   33,975             1,798,969

DIVIDENDS PAID OR ACCRUED TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME                                 (392,657)             (836,446)

CAPITAL SHARE TRANSACTIONS                                  1,028,779             1,487,583

TOTAL INCREASE IN NET ASSETS                                  670,097             2,450,106

NET ASSETS:
 Beginning of period                                       16,950,454            14,500,348
 End of period (including distributions in excess of net
   investment income: $6,168 and $2,806, respectively)    $17,620,551           $16,950,454

*Unaudited

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS                                        unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
                                             CONTINGENT DEFERRED SALES
SHARE CLASS          INITIAL SALES CHARGE     CHARGE UPON REDEMPTION         CONVERSION FEATURE
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes A and 529-A     Up to 3.75%          None (except 1% for certain     None
                                             redemptions within one year
                                             of purchase without an initial
                                             sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes B and 529-B     None                 Declines from 5% to zero for    Classes B and 529-B convert
                                             redemptions within six years    to classes A and 529-A,
                                             of purchase                     respectively, after eight
                                                                             years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class C                 None                 1% for redemptions within one   Class C converts to Class F
                                             year of purchase                after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-C             None                 1% for redemptions within one   None
                                             year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-E             None                 None                            None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes F and 529-F     None                 None                            None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,  None                 None                            None
R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

     FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

     MORTGAGE  DOLLAR  ROLLS - The fund may  enter  into  mortgage  dollar  roll transactions  in  which  the fund  sells a  mortgage-backed  security  to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; cost of investments sold; paydowns on investments and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of June 30, 2004, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $17,692,292,000.

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                                        (dollars in thousands)
Undistributed net investment income and currency gains             $   57,183
Accumulated short-term capital losses                                (638,669)
Accumulated long-term capital gains                                   102,251
Gross unrealized appreciation on investment securities                675,691
Gross unrealized depreciation on investment securities               (322,862)


Accumulated short-term capital losses above include capital loss carryforwards of $243,982,000, $254,538,000, $57,575,000, $42,420,000 and $24,538,000 expiring in 2011, 2010, 2009, 2008 and 2007, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. During the six months ended June 30, 2004, the fund realized, on a tax basis, a net capital gain of $112,698,000. The fund will not make distributions from capital gains while capital loss carryforwards remain. The numbers above reflect capital losses of $26,063,000, that were realized during the period November 1, 2003 through December 31, 2003.

Ordinary  income   distributions  paid  or  accrued  to  shareholders  from  net investment income and currency gains were as follows (dollars in thousands):


                            SIX MONTHS ENDED          YEAR ENDED
SHARE CLASS                   JUNE 30, 2004        DECEMBER 31, 2003

Class A                        $ 328,585               $ 720,504
Class B                           25,075                  52,350
Class C                           17,312                  32,059
Class F                            7,539                  11,977
Class 529-A                        2,906                   4,034
Class 529-B                          718                   1,127
Class 529-C                        1,186                   1,805
Class 529-E                          169                     249
Class 529-F                           55                      48
Class R-1                            119                     122
Class R-2                          2,803                   3,030
Class R-3                          2,723                   2,906
Class R-4                            748                     605
Class R-5                          2,719                   5,630
Total                          $ 392,657               $ 836,446


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.13% on such assets in excess of $16 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. The Board of Directors approved an amended agreement effective April 1, 2004, continuing the series of rates to include an additional annual rate of 0.12% on daily net assets in excess of $20 billion. For the six months ended June 30, 2004, the investment advisory services fee was $22,116,000, which was equivalent to an annualized rate of 0.254% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2004, unreimbursed expenses subject to reimbursement totaled $9,532,000 for Class
     A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

     --------------------------------------------------------------------------
     SHARE CLASS                   CURRENTLY APPROVED LIMITS       PLAN LIMITS
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Class A                                 0.25%                    0.25%
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Class 529-A                              0.25                     0.50
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Classes B and 529-B                      1.00                     1.00
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Classes C, 529-C and R-1                 1.00                     1.00
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Class R-2                                0.75                     1.00
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Classes 529-E and R-3                    0.50                     0.75
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Classes F, 529-F and R-4                 0.25                     0.50
     --------------------------------------------------------------------------

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended June 30, 2004, CRMC voluntarily agreed to pay a portion of these fees for classes R-1, R-2 and R-3. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the six months ended June 30, 2004, were as follows (dollars in thousands):

     ==============================================================================================================
                                                                         ADMINISTRATIVE SERVICES
                                                       ------------------------------------------------------------
                                                                                                COMMONWEALTH OF
                                                              CRMC                                  VIRGINIA
                      DISTRIBUTION    TRANSFER AGENT     ADMINISTRATIVE     TRANSFER AGENT       ADMINISTRATIVE
       SHARE CLASS      SERVICES         SERVICES            SERVICES          SERVICES             SERVICES
     --------------------------------------------------------------------------------------------------------------
         Class A        $17,763          $8,845          Not applicable     Not applicable       Not applicable
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
         Class B          6,440             694          Not applicable     Not applicable       Not applicable
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
         Class C          4,544          Included             $682               $154            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
         Class F            412          Included              247                 44            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-A          103          Included               95                 14                 $64
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-B          194          Included               29                 11                  19
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-C          319          Included               48                 14                  32
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-E           20          Included                6                  1                   4
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-F            3          Included                2                  -*                  1
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
        Class R-1            31          Included                5                  5            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
        Class R-2           544          Included              109                496            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
        Class R-3           320          Included               96                 92            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
        Class R-4            40          Included               24                  2            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
        Class R-5      Not applicable    Included               55                  1            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
          Total         $30,733          $9,539             $1,398               $834                $120
     ==============================================================================================================
     * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors'compensation in the accompanying financial statements includes $45,000 in current fees (either paid in cash or deferred) and a net increase of $17,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                REINVESTMENTS
                                          SALES(1)              OF DIVIDENDS            REPURCHASES(1)            NET INCREASE
SHARE CLASS                          AMOUNT       SHARES     AMOUNT       SHARES      AMOUNT      SHARES       AMOUNT       SHARES

SIX MONTHS ENDED JUNE 30, 2004
Class A                            $2,030,979     150,400   $ 270,853     20,119  $ (1,727,034)  (128,312)   $ 574,798      42,207
Class B                               151,687      11,233      19,678      1,461      (131,826)    (9,805)      39,539       2,889
Class C                               226,247      16,743      13,430        998      (126,336)    (9,399)     113,341       8,342
Class F                               125,258       9,280       5,782        430       (59,014)    (4,398)      72,026       5,312
Class 529-A                            38,639       2,863       2,790        207        (6,232)      (463)      35,197       2,607
Class 529-B                             8,110         601         690         51        (1,745)      (130)       7,055         522
Class 529-C                            17,300       1,281       1,139         85        (3,287)      (244)      15,152       1,122
Class 529-E                             1,981         147         162         12          (370)       (28)       1,773         131
Class 529-F                               790          59          53          4           (58)        (4)         785          59
Class R-1                               4,164         309         113          8          (904)       (67)       3,373         250
Class R-2                              84,438       6,255       2,678        200       (21,519)    (1,594)      65,597       4,861
Class R-3                              76,309       5,652       2,600        193       (18,515)    (1,373)      60,394       4,472
Class R-4                              32,061       2,384         713         53        (6,384)      (474)      26,390       1,963
Class R-5                              26,246       1,961       1,746        130       (14,633)    (1,094)      13,359         997
TOTAL NET INCREASE
   (DECREASE)                      $2,824,209     209,168   $ 322,427     23,951  $ (2,117,857)  (157,385)  $1,028,779      75,734

YEAR ENDED DECEMBER 31, 2003
Class A                            $3,914,006     298,503   $ 606,086     46,021  $ (3,944,314)  (300,701)   $ 575,778      43,823
Class B                               447,795      34,182      41,587      3,155      (222,252)   (16,906)     267,130      20,431
Class C                               439,411      33,447      25,135      1,906      (213,329)   (16,240)     251,217      19,113
Class F                               247,799      18,925       9,380        711      (159,243)   (12,222)      97,936       7,414
Class 529-A                            58,345       4,428       4,025        305        (7,496)      (567)      54,874       4,166
Class 529-B                            17,719       1,348       1,125         85        (1,780)      (134)      17,064       1,299
Class 529-C                            29,195       2,219       1,798        136        (5,184)      (392)      25,809       1,963
Class 529-E                             4,019         306         247         19          (969)       (74)       3,297         251
Class 529-F                             1,906         145          48          3           (38)        (3)       1,916         145
Class R-1                               5,828         442         121          9        (2,261)      (172)       3,688         279
Class R-2                             113,952       8,680       3,007        227       (30,794)    (2,338)      86,165       6,569
Class R-3                              99,210       7,575       2,884        218       (28,674)    (2,178)      73,420       5,615
Class R-4                              19,077       1,446         604         46       (12,668)      (971)       7,013         521
Class R-5                              49,613       3,802       3,594        272       (30,931)    (2,348)      22,276       1,726
TOTAL NET INCREASE
   (DECREASE)                      $5,447,875     415,448   $ 699,641     53,113  $ (4,659,933)  (355,246)  $1,487,583     113,315

(1)  Includes exchanges between share classes of the fund.


6. FORWARD CURRENCY CONTRACTS

As of June 30, 2004, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                                        CONTRACT AMOUNT        U.S. VALUATIONS AT JUNE 30, 2004

                                                                                     UNREALIZED
                                                                                   (DEPRECIATION)
                                         NON-U.S.           U.S.         AMOUNT     APPRECIATION
NON-U.S. CURRENCY CONTRACTS              (000)             (000)          (000)        (000)
Sales:
 Euros expiring 7/15 to 9/17/2004      Euro 210,317        250,256       255,739       (5,483)

 British pounds expiring 9/10/2004     Lira   1,920          3,492         3,461           31

Forward currency contracts - net                           253,748       259,200       (5,452)


7. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of June 30, 2004, the total value of restricted securities was $3,299,441,000, which represented 18.72% of the net assets of the fund. Most of these securities are, in practice, as liquid as unrestricted securities in the portfolio. The total value of restricted securities determined to be illiquid at June 30, 2004 was $49,612,000, which represented 0.28% of the net assets of the fund.

8. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $5,284,676,000 and $4,623,545,000, respectively, during the six months ended June 30, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended June 30, 2004, the custodian fee of $318,000, included $47,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                                       INCOME (LOSS) FROM INVESTMENT OPERATIONS(2)
                                                                                                   NET
                                                          NET ASSET                            (LOSSES) GAINS
                                                            VALUE,               NET           ON SECURITIES        TOTAL FROM
                                                          BEGINNING          INVESTMENT        (BOTH REALIZED       INVESTMENT
                                                          OF PERIOD            INCOME          AND UNREALIZED)      OPERATIONS
CLASS A:
 Six months ended 6/30/2004 (5)                             $13.51              $.31              $(.27)               $.04
 Year ended 12/31/2003                                       12.70               .68                .84                1.52
 Year ended 12/31/2002                                       12.79               .82               (.08)                .74
 Year ended 12/31/2001                                       12.79               .93               (.03)                .90
 Year ended 12/31/2000                                       12.98               .94               (.17)                .77
 Year ended 12/31/1999                                       13.61               .93               (.63)                .30
CLASS B:
 Six months ended 6/30/2004 (5)                              13.51               .26               (.27)               (.01)
 Year ended 12/31/2003                                       12.70               .58                .84                1.42
 Year ended 12/31/2002                                       12.79               .72               (.08)                .64
 Year ended 12/31/2001                                       12.79               .83               (.03)                .80
 Period from 3/15/2000 to 12/31/2000                         12.92               .62               (.08)                .54
CLASS C:
 Six months ended 6/30/2004 (5)                              13.51               .26               (.27)               (.01)
 Year ended 12/31/2003                                       12.70               .57                .84                1.41
 Year ended 12/31/2002                                       12.79               .71               (.08)                .63
 Period from 3/15/2001 to 12/31/2001                         13.05               .63               (.27)                .36
CLASS F:
 Six months ended 6/30/2004 (5)                              13.51               .31               (.27)                .04
 Year ended 12/31/2003                                       12.70               .67                .84                1.51
 Year ended 12/31/2002                                       12.79               .81               (.08)                .73
 Period from 3/15/2001 to 12/31/2001                         13.05               .70               (.27)                .43
CLASS 529-A:
 Six months ended 6/30/2004 (5)                              13.51               .31               (.27)                .04
 Year ended 12/31/2003                                       12.70               .67                .84                1.51
 Period from 2/15/2002 to 12/31/2002                         12.76               .69               (.04)                .65
CLASS 529-B:
 Six months ended 6/30/2004 (5)                              13.51               .25               (.27)               (.02)
 Year ended 12/31/2003                                       12.70               .55                .84                1.39
 Period from 2/15/2002 to 12/31/2002                         12.76               .60               (.04)                .56
CLASS 529-C:
 Six months ended 6/30/2004 (5)                              13.51               .25               (.27)               (.02)
 Year ended 12/31/2003                                       12.70               .55                .84                1.39
 Period from 2/19/2002 to 12/31/2002                         12.73               .60               (.02)                .58
CLASS 529-E:
 Six months ended 6/30/2004 (5)                              13.51               .28               (.27)                .01
 Year ended 12/31/2003                                       12.70               .62                .84                1.46
 Period from 3/7/2002 to 12/31/2002                          12.70               .61                .02                 .63
CLASS 529-F:
 Six months ended 6/30/2004 (5)                              13.51               .30               (.27)                .03
 Year ended 12/31/2003                                       12.70               .64                .84                1.48
 Period from 9/26/2002 to 12/31/2002                         12.31               .19                .40                 .59
CLASS R-1:
 Six months ended 6/30/2004 (5)                             $13.51              $.26              $(.27)              $(.01)
 Year ended 12/31/2003                                       12.70               .57                .84                1.41
 Period from 6/11/2002 to 12/31/2002                         12.65               .38                .06                 .44
CLASS R-2:
 Six months ended 6/30/2004 (5)                              13.51               .26               (.27)               (.01)
 Year ended 12/31/2003                                       12.70               .57                .84                1.41
 Period from 5/31/2002 to 12/31/2002                         12.72               .40               (.01)                .39
CLASS R-3:
 Six months ended 6/30/2004 (5)                              13.51               .28               (.27)                .01
 Year ended 12/31/2003                                       12.70               .62                .84                1.46
 Period from 6/4/2002 to 12/31/2002                          12.73               .42               (.02)                .40
CLASS R-4:
 Six months ended 6/30/2004 (5)                              13.51               .31               (.27)                .04
 Year ended 12/31/2003                                       12.70               .67                .84                1.51
 Period from 5/20/2002 to 12/31/2002                         12.67               .47                .04                 .51
CLASS R-5:
 Six months ended 6/30/2004 (5)                              13.51               .33               (.27)                .06
 Year ended 12/31/2003                                       12.70               .71                .84                1.55
 Period from 5/15/2002 to 12/31/2002                         12.66               .52                .05                 .57


                                                           DIVIDENDS
                                                           (FROM NET          NET ASSET                        NET ASSETS,
                                                           INVESTMENT         VALUE, END         TOTAL         END OF PERIOD
                                                            INCOME)           OF PERIOD          RETURN        (IN MILLIONS)
CLASS A:
 Six months ended 6/30/2004 (5)                              $(.31)           $13.24                .28%         $14,276
 Year ended 12/31/2003                                        (.71)            13.51              12.22           13,991
 Year ended 12/31/2002                                        (.83)            12.70               6.11           12,600
 Year ended 12/31/2001                                        (.90)            12.79               7.15           11,223
 Year ended 12/31/2000                                        (.96)            12.79               6.19            9,366
 Year ended 12/31/1999                                        (.93)            12.98               2.29            9,477
CLASS B:
 Six months ended 6/30/2004 (5)                               (.26)            13.24               (.08)           1,287
 Year ended 12/31/2003                                        (.61)            13.51              11.38            1,274
 Year ended 12/31/2002                                        (.73)            12.70               5.28              939
 Year ended 12/31/2001                                        (.80)            12.79               6.37              471
 Period from 3/15/2000 to 12/31/2000                          (.67)            12.79               4.33               88
CLASS C:
 Six months ended 6/30/2004 (5)                               (.26)            13.24               (.12)             942
 Year ended 12/31/2003                                        (.60)            13.51              11.29              848
 Year ended 12/31/2002                                        (.72)            12.70               5.20              554
 Period from 3/15/2001 to 12/31/2001                          (.62)            12.79               2.83              188
CLASS F:
 Six months ended 6/30/2004 (5)                               (.31)            13.24                .26              356
 Year ended 12/31/2003                                        (.70)            13.51              12.15              292
 Year ended 12/31/2002                                        (.82)            12.70               6.04              180
 Period from 3/15/2001 to 12/31/2001                          (.69)            12.79               3.35               76
CLASS 529-A:
 Six months ended 6/30/2004 (5)                               (.31)            13.24                .25              142
 Year ended 12/31/2003                                        (.70)            13.51              12.21              110
 Period from 2/15/2002 to 12/31/2002                          (.71)            12.70               5.33               50
CLASS 529-B:
 Six months ended 6/30/2004 (5)                               (.25)            13.24               (.18)              42
 Year ended 12/31/2003                                        (.58)            13.51              11.18               35
 Period from 2/15/2002 to 12/31/2002                          (.62)            12.70               4.55               17
CLASS 529-C:
 Six months ended 6/30/2004 (5)                               (.25)            13.24               (.18)              70
 Year ended 12/31/2003                                        (.58)            13.51              11.19               56
 Period from 2/19/2002 to 12/31/2002                          (.61)            12.70               4.75               28
CLASS 529-E:
 Six months ended 6/30/2004 (5)                               (.28)            13.24                .08                9
 Year ended 12/31/2003                                        (.65)            13.51              11.77                7
 Period from 3/7/2002 to 12/31/2002                           (.63)            12.70               5.14                3
CLASS 529-F:
 Six months ended 6/30/2004 (5)                               (.30)            13.24                .21                3
 Year ended 12/31/2003                                        (.67)            13.51              11.96                2
 Period from 9/26/2002 to 12/31/2002                          (.20)            12.70               4.81                -  (7)
CLASS R-1:
 Six months ended 6/30/2004 (5)                              $(.26)           $13.24               (.13)%             $8
 Year ended 12/31/2003                                        (.60)            13.51              11.29                5
 Period from 6/11/2002 to 12/31/2002                          (.39)            12.70               3.59                1
CLASS R-2:
 Six months ended 6/30/2004 (5)                               (.26)            13.24               (.11)             173
 Year ended 12/31/2003                                        (.60)            13.51              11.33              111
 Period from 5/31/2002 to 12/31/2002                          (.41)            12.70               3.23               21
CLASS R-3:
 Six months ended 6/30/2004 (5)                               (.28)            13.24                .08              152
 Year ended 12/31/2003                                        (.65)            13.51              11.76               95
 Period from 6/4/2002 to 12/31/2002                           (.43)            12.70               3.31               18
CLASS R-4:
 Six months ended 6/30/2004 (5)                               (.31)            13.24                .26               44
 Year ended 12/31/2003                                        (.70)            13.51              12.15               18
 Period from 5/20/2002 to 12/31/2002                          (.48)            12.70               4.21               11
CLASS R-5:
 Six months ended 6/30/2004 (5)                               (.33)            13.24                .42              117
 Year ended 12/31/2003                                        (.74)            13.51              12.52              106
 Period from 5/15/2002 to 12/31/2002                          (.53)            12.70               4.66               78

                                          RATIO OF EXPENSES         RATIO OF EXPENSES           RATIO OF
                                          TO AVERAGE NET            TO AVERAGE NET             NET INCOME
                                          ASSETS BEFORE             ASSETS AFTER               TO AVERAGE
                                          REIMBURSEMENT             REIMBURSEMENT (4)          NET ASSETS
CLASS A:
 Six months ended 6/30/2004 (5)                .66% (6)                  .66% (6)                  4.59%(6)
 Year ended 12/31/2003                         .67                       .67                       5.15
 Year ended 12/31/2002                         .71                       .71                       6.59
 Year ended 12/31/2001                         .71                       .71                       7.17
 Year ended 12/31/2000                         .72                       .72                       7.35
 Year ended 12/31/1999                         .69                       .69                       6.96
CLASS B:
 Six months ended 6/30/2004 (5)               1.40  (6)                 1.40  (6)                  3.86 (6)
 Year ended 12/31/2003                        1.41                      1.41                       4.37
 Year ended 12/31/2002                        1.47                      1.47                       5.77
 Year ended 12/31/2001                        1.45                      1.45                       6.30
 Period from 3/15/2000 to 12/31/2000          1.42  (6)                 1.42  (6)                  6.65 (6)
CLASS C:
 Six months ended 6/30/2004 (5)               1.47  (6)                 1.47  (6)                  3.77 (6)
 Year ended 12/31/2003                        1.49                      1.49                       4.26
 Year ended 12/31/2002                        1.55                      1.55                       5.66
 Period from 3/15/2001 to 12/31/2001          1.57  (6)                 1.57  (6)                  6.25 (6)
CLASS F:
 Six months ended 6/30/2004 (5)                .71  (6)                  .71  (6)                  4.53 (6)
 Year ended 12/31/2003                         .72                       .72                       5.02
 Year ended 12/31/2002                         .77                       .77                       6.44
 Period from 3/15/2001 to 12/31/2001           .79  (6)                  .79  (6)                  7.03 (6)
CLASS 529-A:
 Six months ended 6/30/2004 (5)                .72  (6)                  .72  (6)                  4.53 (6)
 Year ended 12/31/2003                         .68                       .68                       5.05
 Period from 2/15/2002 to 12/31/2002           .75  (6)                  .75  (6)                  6.46 (6)
CLASS 529-B:
 Six months ended 6/30/2004 (5)               1.60  (6)                 1.60  (6)                  3.66 (6)
 Year ended 12/31/2003                        1.61                      1.61                       4.13
 Period from 2/15/2002 to 12/31/2002          1.64  (6)                 1.64  (6)                  5.57 (6)
CLASS 529-C:
 Six months ended 6/30/2004 (5)               1.58  (6)                 1.58  (6)                  3.67 (6)
 Year ended 12/31/2003                        1.59                      1.59                       4.15
 Period from 2/19/2002 to 12/31/2002          1.63  (6)                 1.63  (6)                  5.58 (6)
CLASS 529-E:
 Six months ended 6/30/2004 (5)               1.06  (6)                 1.06  (6)                  4.19 (6)
 Year ended 12/31/2003                        1.06                      1.06                       4.68
 Period from 3/7/2002 to 12/31/2002           1.13  (6)                 1.13  (6)                  6.06 (6)
CLASS 529-F:
 Six months ended 6/30/2004 (5)                .81  (6)                  .81  (6)                  4.45 (6)
 Year ended 12/31/2003                         .82                       .82                       4.72
 Period from 9/26/2002 to 12/31/2002           .30  (6)                  .30  (6)                  1.51 (6)
CLASS R-1:
 Six months ended 6/30/2004 (5)               1.57% (6)                 1.48% (6)                  3.78%(6)
 Year ended 12/31/2003                        1.65                      1.49                       4.13
 Period from 6/11/2002 to 12/31/2002          2.53  (6)                 1.52  (6)                  5.55 (6)
CLASS R-2:
 Six months ended 6/30/2004 (5)               1.86  (6)                 1.45  (6)                  3.81 (6)
 Year ended 12/31/2003                        1.94                      1.46                       4.20
 Period from 5/31/2002 to 12/31/2002          1.67  (6)                 1.48  (6)                  5.56 (6)
CLASS R-3:
 Six months ended 6/30/2004 (5)               1.07  (6)                 1.06  (6)                  4.19 (6)
 Year ended 12/31/2003                        1.12                      1.07                       4.59
 Period from 6/4/2002 to 12/31/2002           1.20  (6)                 1.10  (6)                  5.95 (6)
CLASS R-4:
 Six months ended 6/30/2004 (5)                .70  (6)                  .70  (6)                  4.57 (6)
 Year ended 12/31/2003                         .72                       .72                       5.05
 Period from 5/20/2002 to 12/31/2002           .77  (6)                  .74  (6)                  6.20 (6)
CLASS R-5:
 Six months ended 6/30/2004 (5)                .38  (6)                  .38  (6)                  4.87 (6)
 Year ended 12/31/2003                         .40                       .40                       5.39
 Period from 5/15/2002 to 12/31/2002           .42  (6)                  .42  (6)                  6.75 (6)


                                                           Six months ended
                                                                June 30,                    Year ended December 31
                                                                 2004(5)          2003     2002     2001     2000     1999

PORTFOLIO TURNOVER RATE FOR ALL CLASSES OF SHARES                  27%             60%      50%      64%      62%      47%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During some of the periods shown, CRMC voluntarily reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services.
(5)  Unaudited.
(6)  Annualized.
(7)  Amount less than $1 million.


See Notes to Financial Statements



OTHER SHARE CLASS RESULTS                                             unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Returns for periods ended June 30, 2004:

                                                                                               1 YEAR          LIFE OF CLASS
CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum
   of 5%, payable only if shares are sold within six years of purchase                         -2.20%            +5.92% (1)
Not reflecting CDSC                                                                            +2.74             +6.31  (1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are
  sold within one year of purchase                                                             +1.67             +5.76  (2)
Not reflecting CDSC                                                                            +2.66             +5.76  (2)

CLASS F SHARES (3)
Not reflecting annual asset-based fee charged by sponsoring firm                               +3.44             +6.55  (2)

CLASS 529-A SHARES
Reflecting 3.75% maximum sales charge                                                          -0.40             +5.69  (4)
Not reflecting maximum sales charge                                                            +3.46             +7.42  (4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only if
  shares are sold within six years of purchase                                                 -2.40             +4.91  (4)
Not reflecting CDSC                                                                            +2.54             +6.47  (4)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are
  sold within one year of purchase                                                             +1.56             +6.60  (5)
Not reflecting CDSC                                                                            +2.55             +6.60  (5)

CLASS 529-E SHARES (3)                                                                         +3.08             +7.26  (6)

CLASS 529-F SHARES (3)
Not reflecting annual asset-based fee charged by sponsoring firm                               +3.35             +9.65  (7)

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 15, 2002, when Class 529-A and Class 529-B shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-C shares were first sold.
(6) Average annual total return from March 7, 2002, when Class 529-E shares were first sold.
(7) Average annual total return from September 26, 2002, when Class 529-F shares were first sold.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.74 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.81 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.05 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of The Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

Our unique combination of strengths includes these five factors:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World FundSM
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income FundSM
   Fundamental InvestorsSM
   The Investment Company of America(R)
   Washington Mutual Investors FundSM

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income TrustSM
>  The Bond Fund of AmericaSM
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities FundSM

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of AmericaSM
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of AmericaSM
   The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds

Capital Research and Management

Capital International

Capital Guardian

Capital Bank and Trust

Lit. No. MFGESR-908-0804P

Litho in USA BG/L/6370-S1740

Printed on recycled paper





ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 10 - Controls and Procedures

     (a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

     (b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Bond Fund of America, Inc.

By /s/ Abner D. Goldstine
-------------------------------------------------------
Abner D. Goldstine, President and PEO

Date: September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By   /s/ Abner D. Goldstine
   -----------------------------------------------------
Abner D. Goldstine, President and PEO

Date: September 7, 2004


By   /s/ Susi M. Silverman
   -----------------------------------------------------
Susi M. Silverman, Treasurer

Date: September 7, 2004